     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      REGISTRATION NO. 333-67775
                                                                        811-8722

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                    FORM S-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 4
                            ------------------------


                            PROVIDENTMUTUAL VARIABLE
                             LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE

                             NEWARK, DELAWARE 19713

         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 407-0717


                             JAMES BERNSTEIN, ESQ.,
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


     [X]  On April 9, 2001 pursuant to paragraph (b) of Rule 485.



     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


     [ ]  On      pursuant to paragraph (a)(1) of Rule 485.


                     TITLE OF SECURITIES BEING REGISTERED:


   Interests in Individual Flexible Premium Variable Life Insurance Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                 PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         SUPPLEMENT DATED APRIL 9, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2000

This supplement describes new optional long-term care riders available on your Policy, and certain changes to the Accelerated Death Benefit Rider for Policies issued on or after April 9, 2001.

NEW LONG-TERM CARE RIDERS

We offer the following three new optional supplemental benefit riders:

-        Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")
-        Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")
-        Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")


If you elect to add the LTC Acceleration Rider to your Policy, you MUST also add the LTC Waiver Rider, while you MAY also add the LTC Extended Rider. You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.


The riders have conditions that may affect other rights and benefits that you have under the Policy. For example, we restrict your ability to allocate premiums and policy account value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from your policy account value as part of the monthly deduction.

Availability and benefits for each of these riders may vary by state. Our rules and procedures govern eligibility for the riders, or any changes to these benefits.

These riders may not cover all of the long-term care expenses incurred by the insured during the period of coverage. Each rider contains specific details that you should review before adding the rider to your Policy.

LONG-TERM CARE ACCELERATION BENEFIT RIDER

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to you of a portion of the death benefit if the insured becomes "chronically ill" so that the insured:

     (1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

     (2) requires substantial supervision to protect the insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until we receive proof that the insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). You must continue to submit periodic evidence of the insured's continued eligibility for rider benefits.

We determine a maximum amount of death benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining death benefit under your Policy, and causes a proportionate reduction in your face amount, policy account value, and surrender charge. If you have a policy loan, we will use a portion of each benefit to repay indebtedness. We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of policy account value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before we begin paying any benefits, we will transfer all policy account value from the Separate Account to the Guaranteed Account. In addition, you will not be permitted to transfer policy account value or allocate any additional premiums to the Separate Account while rider benefits are being paid. Your participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period. If the death benefit on your Policy is Option B, we will change it to Option A.

If the insured no longer qualifies for rider benefits, is not chronically ill, and your Policy remains in force, you will be permitted to allocate new premiums or transfer existing policy account value to the Separate Account, and to change your death benefit option. We will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages. We may increase the rates for this charge on a class basis. Once we begin to pay benefits, the LTC Acceleration Rider waives this charge until the insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or you request to terminate the rider.

LONG-TERM CARE WAIVER BENEFIT RIDER

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the minimum annual premium specified on the policy schedule) up to the date specified in the policy schedule, and the waiver of monthly deductions after that date. This rider also provides a residual death benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the policy anniversary when the insured's attained age is 100.

LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. You must continue to submit periodic evidence of the insured's eligibility for rider benefits.

We determine a maximum amount of benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit" is the rider coverage amount divided by the minimum months of acceleration benefits shown on your policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the age of the insured when the rider is issued. If you increase the rider coverage amount, a new charge based on the age of the insured at that time will apply to the increase. We may increase the rates for this charge on a class basis. Once we begin to pay benefits under the LTC Acceleration Rider, we waive this charge until the insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or you request to terminate the rider.

TAX CONSEQUENCES ASSOCIATED WITH THE LONG-TERM CARE RIDERS

We believe that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Internal Revenue Code (the "Code"). The exclusion of these benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, we believe that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

In certain states, however, we may also offer long term care riders that do not satisfy the requirements of the Code to be treated as qualified long-term care ("nonqualifying long-term care riders"). Because the federal tax consequences associated with benefits paid under nonqualifying long-term care riders are unclear, you should consult a tax adviser regarding the tax implications of adding nonqualifying long-term care riders to your Policy. We will advise you whether we intend for your rider to be nonqualifying.


You will be deemed to have received a distribution for tax purposes each time a deduction is made from your policy account value to pay charges for the LTC Acceleration Rider, the LTC Extended Rider, or any nonqualifying long-term care rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. See "Federal Tax Considerations" in the Prospectus for a discussion of the taxation of distributions. In addition, the implications to your Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in death benefits under your Policy resulting from a benefit payment under the LTC Acceleration Rider or a nonqualifying long-term care rider are unclear and a tax advisor should be consulted.



You should consult a tax adviser before adding the LTC Acceleration Rider, the LTC Extended Rider, or nonqualifying long-term care riders to your Policy.


CHANGES TO THE ACCELERATED DEATH BENEFIT RIDER

For Policies issued on or after April 9, 2001, the Accelerated Death Benefit Rider, if elected, will allow the owner to receive an accelerated payment of part of the death benefit only when the insured develops a non-correctable medical condition that is expected to result in the insured's death within 12 months. Permanent confinement of the insured to a nursing care facility does not entitle the owner to an accelerated death benefit under this rider for Policies issued on or after April 9, 2001.

                                      * * *

This supplement should be retained with the Prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.

This post-effective amendment to the registration statement incorporates by reference the prospectus, dated May 1, 2000, filed in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-67775), filed on April 24, 2000.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Life Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      2000..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2000..............................................   F-9
     Statements of Operations for the Year Ended December
      31, 1999..............................................  F-15
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-20
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2000.....................................  F-25
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-31
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-36
     Notes to Financial Statements..........................  F-41
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-80
     Statements of Financial Condition as of December 31,
      2000 and 1999.........................................  F-81
     Statements of Operations for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-82
     Statements of Equity for the Years Ended December 31,
      2000, 1999 and 1998...................................  F-83
     Statements of Cash Flows for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-84
     Notes to Financial Statements..........................  F-85

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and
  Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-seven subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2000, the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
February 26, 2001

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                AGGRESSIVE
                                              GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at market value:
  Growth Portfolio........................  $4,890,836
  Money Market Portfolio..................               $5,294,410
  Bond Portfolio..........................                            $1,311,134
  Managed Portfolio.......................                                         $1,288,298
  Aggressive Growth Portfolio.............                                                      $3,834,272
  International Portfolio.................                                                                    $3,648,902
Dividends receivable......................                  26,400
Receivable from Providentmutual Life and
  Annuity Company of America..............                  47,146
                                            ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS................................  $4,890,836   $5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                            ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of policyholders.....  $4,840,521   $5,339,078   $1,274,835   $1,163,057   $3,767,328    $3,601,026
Attributable to Providentmutual Life and
  Annuity Company of America..............     50,315       28,878       36,299      125,241       66,944         47,876
                                            ----------   ----------   ----------   ----------   ----------    ----------
                                            $4,890,836   $5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                            ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                           LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP    EQUITY 500
                                                             GROWTH       VALUE        GROWTH       VALUE         INDEX
                                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market
  value:
  All Pro Large Cap Growth Portfolio.....................  $2,362,807
  All Pro Large Cap Value Portfolio......................                $925,017
  All Pro Small Cap Growth Portfolio.....................                            $2,253,624
  All Pro Small Cap Value Portfolio......................                                         $1,054,583
  Equity 500 Index Portfolio.............................                                                      $24,133,380
Receivable from Providentmutual Life and Annuity Company
  of America.............................................                                                           25,000
                                                           ----------    --------    ----------   ----------   -----------
NET ASSETS...............................................  $2,362,807    $925,017    $2,253,624   $1,054,583   $24,158,380
                                                           ==========    ========    ==========   ==========   ===========
Held for the benefit of policyholders....................  $2,298,915    $899,520    $2,219,817   $1,030,596   $24,143,293
Attributable to Providentmutual Life and Annuity Company
  of America.............................................     63,892       25,497       33,807       23,987         15,087
                                                           ----------    --------    ----------   ----------   -----------
                                                           $2,362,807    $925,017    $2,253,624   $1,054,583   $24,158,380
                                                           ==========    ========    ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                    FIDELITY
                                                                EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME        GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  market value:
  Equity-Income Portfolio...................................  $14,692,547
  Growth Portfolio..........................................                $22,629,462
  High Income Portfolio.....................................                              $1,935,658
  Overseas Portfolio........................................                                           $8,006,645
                                                              -----------   -----------   ----------   ----------
NET ASSETS..................................................  $14,692,547   $22,629,462   $1,935,658   $8,006,645
                                                              ===========   ===========   ==========   ==========
Held for the benefit of policyholders.......................  $14,630,729   $22,579,668   $1,903,766   $7,960,436
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       61,818        49,794      31,892        46,209
                                                              -----------   -----------   ----------   ----------
                                                              $14,692,547   $22,629,462   $1,935,658   $8,006,645
                                                              ===========   ===========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund
  II, at market value:
  Asset Manager Portfolio............................  $4,360,575
  Investment Grade Bond Portfolio....................               $2,026,351
  Contrafund Portfolio...............................                            $12,996,437
Investment in the Neuberger Berman Advisers
  Management Trust, at market value:
  Limited Maturity Bond Portfolio....................                                            $1,119,325
  Partners Portfolio.................................                                                           $2,360,760
                                                       ----------   ----------   -----------     ----------     ----------
NET ASSETS...........................................  $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========
Held for the benefit of policyholders................  $4,311,657   $1,988,142   $12,944,358     $1,093,647     $2,257,209
Attributable to Providentmutual Life and Annuity
  Company of America.................................     48,918       38,209         52,079         25,678        103,551
                                                       ----------   ----------   -----------     ----------     ----------
                                                       $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK         ALGER
                                                          VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                         WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                                            BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust, at
  market value:
  Van Eck Worldwide Bond Portfolio.....................   $511,745
  Van Eck Worldwide Hard Assets Portfolio..............                $692,190
  Van Eck Worldwide Emerging Markets Portfolio.........                             $2,086,466
  Van Eck Worldwide Real Estate Portfolio..............                                           $286,935
Investment in the Alger American Fund, at market value:
  Alger American Small Capitalization Portfolio........                                                         $5,957,024
                                                          --------     --------     ----------    --------      ----------
NET ASSETS.............................................   $511,745     $692,190     $2,086,466    $286,935      $5,957,024
                                                          ========     ========     ==========    ========      ==========
Held for the benefit of policyholders..................   $479,522     $650,423     $2,073,457    $261,975      $5,925,704
Attributable to Providentmutual Life and Annuity
  Company of America...................................     32,223       41,767        13,009       24,960          31,320
                                                          --------     --------     ----------    --------      ----------
                                                          $511,745     $692,190     $2,086,466    $286,935      $5,957,024
                                                          ========     ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
  Investment in the Strong Variable Insurance Funds, Inc.,
    at market value:
    Strong Mid Cap Growth Fund II...........................     $725,481
  Investment in the Strong Opportunity Fund II, Inc., at
    market value:
    Strong Opportunity Fund II..............................                    $175,575
                                                                 --------       --------
NET ASSETS..................................................     $725,481       $175,575
                                                                 ========       ========
Held for the benefit of policyholders.......................     $705,930       $153,034
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       19,551         22,541
                                                                 --------       --------
                                                                 $725,481       $175,575
                                                                 ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                AGGRESSIVE
                                              GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................   $ 54,801     $343,166     $ 77,936     $ 37,226     $ 66,568      $  84,657
EXPENSES
Mortality and expense risks...............     28,965       39,067        8,344        7,127       19,558         22,742
                                             --------     --------     --------     --------     --------      ---------
Net investment income.....................     25,836      304,099       69,592       30,099       47,010         61,915
                                             --------     --------     --------     --------     --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    244,745                                 56,539      139,218        335,837
Net realized (loss) gain from redemption
  of investment shares....................     (5,890)                  (37,655)      (7,200)      81,633         13,989
                                             --------     --------     --------     --------     --------      ---------
Net realized gain (loss) on investments...    238,855                   (37,655)      49,339      220,851        349,826
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    158,461                   (44,027)     (24,425)     190,731        606,265
  End of year.............................    289,263                    25,055       (7,808)     839,141         87,680
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments during the year..........    130,802                    69,082       16,617      648,410       (518,585)
                                             --------     --------     --------     --------     --------      ---------
Net realized and unrealized gains (losses)
  on investments..........................    369,657                    31,427       65,956      869,261       (168,759)
                                             --------     --------     --------     --------     --------      ---------
Net increase (decrease) in net assets
  resulting from operations...............   $395,493     $304,099     $101,019     $ 96,055     $916,271      $(106,844)
                                             ========     ========     ========     ========     ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                      LARGE CAP     LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                        GROWTH        VALUE        GROWTH        VALUE         INDEX
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT**
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $  39,462     $  4,451     $    27,486    $  1,888
EXPENSES
Mortality and expense risks.........................     16,138        5,243          16,197       6,234    $   162,104
                                                      ---------     --------     -----------    --------    -----------
Net investment income (loss)........................     23,324         (792)         11,289      (4,346)      (162,104)
                                                      ---------     --------     -----------    --------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............     30,689                        4,705
Net realized gain (loss) from redemption of
  investment shares.................................     22,185      (14,249)        198,198      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net realized gain (loss) on investments.............     52,874      (14,249)        202,903      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................    224,085       (5,174)        372,314      (5,515)     4,625,801
  End of year.......................................   (368,274)      49,093        (759,606)    177,910     (1,670,117)
                                                      ---------     --------     -----------    --------    -----------
Net unrealized (depreciation) appreciation of
  investments during the year.......................   (592,359)      54,267      (1,131,920)    183,425     (6,295,918)
                                                      ---------     --------     -----------    --------    -----------
Net realized and unrealized (losses) gains on
  investments.......................................   (539,485)      40,018        (929,017)    194,946     (2,323,439)
                                                      ---------     --------     -----------    --------    -----------
Net (decrease) increase in net assets resulting from
  operations........................................  $(516,161)    $ 39,226     $  (917,728)   $190,600    $(2,485,543)
                                                      =========     ========     ===========    ========    ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                   FIDELITY
                                                               EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME       GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $ 209,985    $    21,570   $ 156,588    $    96,553
EXPENSES
Mortality and expense risks.................................     88,279        149,131      14,384         53,167
                                                              ----------   -----------   ---------    -----------
Net investment income (loss)................................    121,706       (127,561)    142,204         43,386
                                                              ----------   -----------   ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................    791,108      2,146,210                    608,023
Net realized gain (loss) from redemption of investment
  shares....................................................    310,023        623,450    (144,288)       100,112
                                                              ----------   -----------   ---------    -----------
Net realized gain (loss) on investments.....................  1,101,131      2,769,660    (144,288)       708,135
                                                              ----------   -----------   ---------    -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................    997,899      5,885,573    (156,577)     1,733,389
  End of year...............................................    910,140        202,172    (708,452)      (747,487)
                                                              ----------   -----------   ---------    -----------
Net unrealized depreciation of investments during the
  year......................................................    (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                              ----------   -----------   ---------    -----------
Net realized and unrealized gain (loss) on investments......  1,013,372     (2,913,741)   (696,163)    (1,772,741)
                                                              ----------   -----------   ---------    -----------
Net increase (decrease) in net assets resulting from
  operations................................................  $1,135,078   $(3,041,302)  $(553,959)   $(1,729,355)
                                                              ==========   ===========   =========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                   FIDELITY
                                                      FIDELITY    INVESTMENT                   NEUBERGER      NEUBERGER
                                                       ASSET        GRADE       FIDELITY     BERMAN LIMITED     BERMAN
                                                      MANAGER        BOND      CONTRAFUND    MATURITY BOND     PARTNERS
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 103,572     $113,406    $    36,461      $ 76,096      $  19,014
EXPENSES
Mortality and expense risks........................     25,495       12,420         81,916         7,243         11,997
                                                     ---------     --------    -----------      --------      ---------
Net investment income (loss).......................     78,077      100,986        (45,455)       68,853          7,017
                                                     ---------     --------    -----------      --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............    244,008                   1,323,533                      404,363
Net realized (loss) gain from redemption of
  investment shares................................     18,109      (78,508)       176,590       (22,759)      (115,992)
                                                     ---------     --------    -----------      --------      ---------
Net realized (loss) gain on investments............    262,117      (78,508)     1,500,123       (22,759)       288,371
                                                     ---------     --------    -----------      --------      ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    284,627      (26,628)     2,405,959       (14,450)       (17,944)
  End of year......................................   (252,965)     133,983         20,419         1,398       (312,329)
                                                     ---------     --------    -----------      --------      ---------
Net unrealized appreciation (depreciation) of
  investments during the year......................   (537,592)     160,611     (2,385,540)       15,848       (294,385)
                                                     ---------     --------    -----------      --------      ---------
Net realized and unrealized gain (loss) on
  investments......................................   (275,475)      82,103       (885,417)       (6,911)        (6,014)
                                                     ---------     --------    -----------      --------      ---------
Net increase (decrease) in net assets resulting
  from operations..................................  $(197,398)    $183,089    $  (930,872)     $ 61,942      $   1,003
                                                     =========     ========    ===========      ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................   $ 23,544     $  6,905                     $ 3,404
EXPENSES
Mortality and expense risks........................      3,087        4,372     $    16,073       1,464      $    42,546
                                                      --------     --------     -----------     -------      -----------
Net investment income (loss).......................     20,457        2,533         (16,073)      1,940          (42,546)
                                                      --------     --------     -----------     -------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            2,381,919
Net realized (loss) gain from redemption of
  investment shares................................     (9,393)     (59,995)         22,240       3,194         (182,496)
                                                      --------     --------     -----------     -------      -----------
Net realized (loss) gain on investments............     (9,393)     (59,995)         22,240       3,194        2,199,423
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    (29,178)     (35,662)        775,273      (7,346)       1,355,653
  End of year......................................    (33,383)      83,034        (505,563)     27,123       (3,002,121)
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments during the year......................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                      --------     --------     -----------     -------      -----------
Net realized and unrealized (loss) gain on
  investments......................................    (13,598)      58,701      (1,258,596)     37,663       (2,158,351)
                                                      --------     --------     -----------     -------      -----------
Net increase (decrease) in net assets resulting
  from operations..................................   $  6,859     $ 61,234     $(1,274,669)    $39,603      $(2,200,897)
                                                      ========     ========     ===========     =======      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $    400
EXPENSES
Mortality and expense risks.................................    $   1,040             359
                                                                ---------        --------
Net investment (loss) income................................       (1,040)             41
                                                                ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................       55,241          20,617
Net realized loss from redemption of investment shares......         (164)         (1,581)
                                                                ---------        --------
Net realized gain on investments............................       55,077          19,036
                                                                ---------        --------
Net unrealized depreciation of investments:
  Beginning of year
  End of year...............................................     (242,896)        (16,691)
                                                                ---------        --------
Net unrealized depreciation of investments during the
  year......................................................     (242,896)        (16,691)
                                                                ---------        --------
Net realized and unrealized (loss) gain on investments......     (187,819)          2,345
                                                                ---------        --------
Net (decrease) increase in net assets resulting from
  operations................................................    $(188,859)       $  2,386
                                                                =========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                MONEY                                AGGRESSIVE
                                                   GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $  9,498     $281,219     $ 17,985     $  4,783     $  9,548      $ 23,987
EXPENSES
Mortality and expense risks....................     21,440       38,521        8,454        5,758       12,145        16,572
                                                  --------     --------     --------     --------     --------      --------
Net investment (loss) income...................    (11,942)     242,698        9,531         (975)      (2,597)        7,415
                                                  --------     --------     --------     --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.........     55,482                    14,131       32,620      236,787       123,072
Net realized gain (loss) from redemption of
  investment shares............................     51,110                    (4,307)      12,101       10,420        25,236
                                                  --------     --------     --------     --------     --------      --------
Net realized gain on investments...............    106,592                     9,824       44,721      247,207       148,308
                                                  --------     --------     --------     --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    197,030                    26,571       38,577      133,217        65,845
  End of year..................................    158,461                   (44,027)     (24,425)     190,731       606,265
                                                  --------     --------     --------     --------     --------      --------
Net unrealized (depreciation) appreciation of
  investments during the year..................    (38,569)                  (70,598)     (63,002)      57,514       540,420
                                                  --------     --------     --------     --------     --------      --------
Net realized and unrealized gains (losses) on
  investments..................................     68,023                   (60,774)     (18,281)     304,721       688,728
                                                  --------     --------     --------     --------     --------      --------
Net increase (decrease) in net assets resulting
  from operations..............................   $ 56,081     $242,698     $(51,243)    $(19,256)    $302,124      $696,143
                                                  ========     ========     ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................   $     54     $  1,599                  $    594
EXPENSES
Mortality and expense risks.................................      6,892        2,211     $  2,993        2,592
                                                               --------     --------     --------     --------
Net investment loss.........................................     (6,838)        (612)      (2,993)      (1,998)
                                                               --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net realized gain on investments............................     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................     31,368       21,256       49,117       22,620
  End of year...............................................    224,085       (5,174)     372,314       (5,515)
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                               --------     --------     --------     --------
Net realized and unrealized gains (losses) on investments...    252,654       (4,901)     419,208      (25,887)
                                                               --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $245,816     $ (5,513)    $416,215     $(27,885)
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                  FIDELITY
                                                   EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                    INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $ 148,010    $  20,603    $ 184,305    $  54,422     $ 79,081    $  132,241
EXPENSES
Mortality and expense risks.....................     73,008       91,540       14,505       29,448       18,061       106,942
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net investment income (loss)....................     75,002      (70,937)     169,800       24,974       61,020        25,299
                                                  ----------   ----------   ---------    ----------    --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........    327,180    1,295,428        6,890       87,778      100,169        89,735
Net realized gain (loss) from redemption of
  investment shares.............................    244,315      278,673      (27,226)     134,635       21,574       575,621
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized gain (loss) on investments.........    571,495    1,574,101      (20,336)     222,413      121,743       665,356
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
  End of year...................................    997,899    5,885,573     (156,577)   1,733,389      284,627     4,625,801
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (79,851)   3,257,791        2,612    1,612,546      110,105     2,407,325
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................    491,644    4,831,892      (17,724)   1,834,959      231,848     3,072,681
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net increase in net assets resulting from
  operations....................................  $ 566,646    $4,760,955   $ 152,076    $1,859,933    $292,868    $3,097,980
                                                  ==========   ==========   =========    ==========    ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                              FIDELITY                    NEUBERGER    NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT     FIDELITY        BERMAN       BERMAN     BERMAN LIMITED     BERMAN
                                             GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $ 50,917     $   28,227      $  9,406    $ 107,676       $ 51,545       $  4,019
EXPENSES
Mortality and expense risks................      9,846         48,329         1,113        4,103          6,265          8,634
                                              --------     ----------      --------    ---------       --------       --------
Net investment income (loss)...............     41,071        (20,102)        8,293      103,573         45,280         (4,615)
                                              --------     ----------      --------    ---------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....     15,974        206,999        13,935                                      6,990
Net realized gain (loss) from redemption of
  investment shares........................        790        173,375       (16,493)    (112,803)       (17,023)        30,465
                                              --------     ----------      --------    ---------       --------       --------
Net realized gain (loss) on investments....     16,764        380,374        (2,558)    (112,803)       (17,023)        37,455
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     55,564      1,044,526        12,499       32,289          5,385         18,863
  End of year..............................    (26,628)     2,405,959                                   (14,450)       (17,944)
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized (depreciation) appreciation
  of investments during the year...........    (82,192)     1,361,433       (12,499)     (32,289)       (19,835)       (36,807)
                                              --------     ----------      --------    ---------       --------       --------
Net realized and unrealized (loss) gain on
  investments..............................    (65,428)     1,741,807       (15,057)    (145,092)       (36,858)           648
                                              --------     ----------      --------    ---------       --------       --------
Net (decrease) increase in net assets
  resulting from operations................   $(24,357)    $1,721,705      $ (6,764)   $ (41,519)      $  8,422       $ (3,967)
                                              ========     ==========      ========    =========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 26,734     $   4,868                  $  1,545
EXPENSES
Mortality and expense risks................    $  1,619         3,260         2,665    $   8,384          597       $   25,644
                                               --------      --------     ---------    ----------    --------       ----------
Net investment (loss) income...............      (1,619)       23,474         2,203       (8,384)         948          (25,644)
                                               --------      --------     ---------    ----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....                    11,945                                                  446,274
Net realized gain (loss) from redemption of
  investment shares........................      11,508        11,290       (29,183)    (146,766)       1,132           61,846
                                               --------      --------     ---------    ----------    --------       ----------
Net realized gain (loss) on investments....      11,508        23,235       (29,183)    (146,766)       1,132          508,120
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................     (51,652)       65,524      (137,564)    (424,268)       3,621          164,065
  End of year..............................                   (29,178)      (35,662)     775,273       (7,346)       1,355,653
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments during the year...........      51,652       (94,702)      101,902    1,199,541      (10,967)       1,191,588
                                               --------      --------     ---------    ----------    --------       ----------
Net realized and unrealized gain (loss) on
  investments..............................      63,160       (71,467)       72,719    1,052,775       (9,835)       1,699,708
                                               --------      --------     ---------    ----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations................    $ 61,541      $(47,993)    $  74,922    $1,044,391    $ (8,887)      $1,674,064
                                               ========      ========     =========    ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                MONEY                                AGGRESSIVE
                                                   GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $ 32,506     $200,082     $51,027      $13,745      $ 10,230      $ 10,981
EXPENSES
Mortality and expense risks....................     13,985       25,182       6,139        2,618         9,880        11,192
                                                  --------     --------     -------      -------      --------      --------
Net investment income (loss)...................     18,521      174,900      44,888       11,127           350          (211)
                                                  --------     --------     -------      -------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested.........    215,993                       91       17,406        97,659        92,754
Net realized gain from redemption of investment
  shares.......................................     25,043                   10,106       16,185        41,538         7,476
                                                  --------     --------     -------      -------      --------      --------
Net realized gain on investments...............    241,036                   10,197       33,591       139,197       100,230
                                                  --------     --------     -------      -------      --------      --------
Net unrealized appreciation of investments:
  Beginning of year............................    172,999                   12,860       29,978       155,190        29,510
  End of year..................................    197,030                   26,571       38,577       133,217        65,845
                                                  --------     --------     -------      -------      --------      --------
Net unrealized appreciation (depreciation) of
  investments during the year..................     24,031                   13,711        8,599       (21,973)       36,335
                                                  --------     --------     -------      -------      --------      --------
Net realized and unrealized gains on
  investments..................................    265,067                   23,908       42,190       117,224       136,565
                                                  --------     --------     -------      -------      --------      --------
Net increase in net assets resulting from
  operations...................................   $283,588     $174,900     $68,796      $53,317      $117,574      $136,354
                                                  ========     ========     =======      =======      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................   $   259      $   304      $   314      $   329
                                                               -------      -------      -------      -------
Net investment loss.........................................      (259)        (304)        (314)        (329)
                                                               -------      -------      -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested
Net realized loss from redemption of investment shares......    (1,657)      (6,212)      (9,872)      (9,805)
                                                               -------      -------      -------      -------
Net realized loss on investments............................    (1,657)      (6,212)      (9,872)      (9,805)
                                                               -------      -------      -------      -------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................    31,368       21,256       49,117       22,620
                                                               -------      -------      -------      -------
Net unrealized appreciation of investments during the
  year......................................................    31,368       21,256       49,117       22,620
                                                               -------      -------      -------      -------
Net realized and unrealized gains on investments............    29,711       15,044       39,245       12,815
                                                               -------      -------      -------      -------
Net increase in net assets resulting from operations........   $29,452      $14,740      $38,931      $12,486
                                                               =======      =======      =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                  FIDELITY
                                                   EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                    INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $  81,811    $  29,841    $  93,141     $ 40,087     $ 42,970    $   63,803
EXPENSES
Mortality and expense risks.....................     48,070       51,289       10,379       16,730       10,984        54,109
                                                  ----------   ----------   ---------     --------     --------    ----------
Net investment income (loss)....................     33,741      (21,448)      82,762       23,357       31,986         9,694
                                                  ----------   ----------   ---------     --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........    291,150      780,585       59,183      118,152      128,911       147,780
Net realized gain from redemption of investment
  shares........................................     88,248      127,759        3,646       31,224       30,583       418,425
                                                  ----------   ----------   ---------     --------     --------    ----------
Net realized gain on investments................    379,398      908,344       62,829      149,376      159,494       566,205
                                                  ----------   ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    689,708      749,980       92,199       12,760      120,277       762,238
  End of year...................................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
                                                  ----------   ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments during the year...................    388,042    1,877,802     (251,388)     108,083       54,245     1,456,238
                                                  ----------   ----------   ---------     --------     --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................    767,440    2,786,146     (188,559)     257,459      213,739     2,022,443
                                                  ----------   ----------   ---------     --------     --------    ----------
Net increase (decrease) in net assets resulting
  from operations...............................  $ 801,181    $2,764,698   $(105,797)    $280,816     $245,725    $2,032,137
                                                  ==========   ==========   =========     ========     ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                              FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                             INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                             GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $34,930      $   15,801      $ 10,205                    $35,042
EXPENSES
Mortality and expense risks................     5,834          22,599         3,166    $  10,244         4,092        $   241
                                              -------      ----------      --------    ---------       -------        -------
Net investment income (loss)...............    29,096          (6,798)        7,039      (10,244)       30,950           (241)
                                              -------      ----------      --------    ---------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....     4,144         116,250        71,678      353,563
Net realized gain (loss) from redemption of
  investment shares........................     3,572          53,379        (5,814)     (27,730)          373         (2,190)
                                              -------      ----------      --------    ---------       -------        -------
Net realized gain (loss) on investments....     7,716         169,629        65,864      325,833           373         (2,190)
                                              -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation of investments:
  Beginning of year........................    20,012         204,136        34,081      138,020        13,790
  End of year..............................    55,564       1,044,526        12,499       32,289         5,385         18,863
                                              -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation (depreciation)
  of investments during the year...........    35,552         840,390       (21,582)    (105,731)       (8,405)        18,863
                                              -------      ----------      --------    ---------       -------        -------
Net realized and unrealized gain (loss) on
  investments..............................    43,268       1,010,019        44,282      220,102        (8,032)        16,673
                                              -------      ----------      --------    ---------       -------        -------
Net increase in net assets resulting from
  operations...............................   $72,364      $1,003,221      $ 51,321    $ 209,858       $22,918        $16,432
                                              =======      ==========      ========    =========       =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 3,318      $   1,970    $   5,912
EXPENSES
Mortality and expense risks................    $  4,421        3,195          2,120        5,032      $    64        $ 13,957
                                               --------      -------      ---------    ---------      -------        --------
Net investment income (loss)...............      (4,421)         123           (150)         880          (64)        (13,957)
                                               --------      -------      ---------    ---------      -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....      34,155                      48,391        5,255                      284,477
Net realized gain (loss) from redemption of
  investment shares........................     (42,850)       7,111        (45,006)     (63,895)      (5,674)         (7,361)
                                               --------      -------      ---------    ---------      -------        --------
Net realized gain (loss) on investments....      (8,695)       7,111          3,385      (58,640)      (5,674)        277,116
                                               --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     (36,829)       7,894         (3,949)    (165,992)                      82,155
  End of year..............................     (51,652)      65,524       (137,564)    (424,268)       3,621         164,065
                                               --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments during the year...........     (14,823)      57,630       (133,615)    (258,276)       3,621          81,910
                                               --------      -------      ---------    ---------      -------        --------
Net realized and unrealized gain (loss) on
  investments..............................     (23,518)      64,741       (130,230)    (316,916)      (2,053)        359,026
                                               --------      -------      ---------    ---------      -------        --------
Net increase (decrease) in net assets
  resulting from operations................    $(27,939)     $64,864      $(130,380)   $(316,036)     $(2,117)       $345,069
                                               ========      =======      =========    =========      =======        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                 AGGRESSIVE
                                                GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.......................  $  25,836    $    304,099   $  69,592    $  30,099    $  47,010     $   61,915
Net realized gain (loss) on investments.....    238,855                     (37,655)      49,339      220,851        349,826
Net unrealized appreciation (depreciation)
  of investments during the year............    130,802                      69,082       16,617      648,410       (518,585)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations................................    395,493         304,099     101,019       96,055      916,271       (106,844)
                                              ----------   ------------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................  1,173,218      13,203,487     263,786      164,071      647,248        640,355
Cost of insurance and administrative
  charges...................................   (348,864)       (789,682)    (90,522)    (112,579)    (209,661)      (201,360)
Surrenders and forfeitures..................    (78,699)        (71,724)    (30,689)     (28,614)     (42,333)       (24,289)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,669)        (10,720)    (15,819)       3,219      (14,866)       (67,195)
Transfers between investment portfolios.....   (139,488)    (14,549,577)   (241,396)       1,642      186,560         61,129
Transfers due to death benefits.............     (2,827)                        (82)        (213)      (1,280)          (322)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    590,671      (2,218,216)   (114,722)      27,526      565,668        408,318
                                              ----------   ------------   ----------   ----------   ----------    ----------
Total increase (decrease) in net assets.....    986,164      (1,914,117)    (13,703)     123,581    1,481,939        301,474
NET ASSETS
  Beginning of year.........................  3,904,672       7,282,073   1,324,837    1,164,717    2,352,333      3,347,428
                                              ----------   ------------   ----------   ----------   ----------    ----------
  End of year...............................  $4,890,836   $  5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                              ==========   ============   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                 ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                  CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT**
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).....................   $   23,324       $   (792)      $    11,289     $   (4,346)    $  (162,104)
Net realized gain (loss) on investments........       52,874        (14,249)          202,903         11,521       3,972,479
Net unrealized (depreciation) appreciation of
  investments during the year..................     (592,359)        54,267        (1,131,920)       183,425      (6,295,918)
                                                  ----------       --------       -----------     ----------     -----------
Net (decrease) increase in net assets from
  operations...................................     (516,161)        39,226          (917,728)       190,600      (2,485,543)
                                                  ----------       --------       -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................      626,222        248,911           689,863        284,879       6,497,192
Cost of insurance and administrative charges...     (230,144)       (84,497)         (201,823)       (66,577)     (2,337,845)
Surrenders and forfeitures.....................      (44,743)        (8,240)          (23,302)        (4,885)       (464,814)
Net withdrawals due to policy loans............       (7,968)       (22,274)             (195)        (2,811)       (219,505)
Transfers between investment portfolios........      707,362        266,729         1,664,808         80,482       1,781,304
Transfers due to death benefits................         (549)                          (1,447)          (426)         (4,668)
                                                  ----------       --------       -----------     ----------     -----------
Net increase in net assets derived from policy
  transactions.................................    1,050,180        400,629         2,127,904        290,662       5,251,664
                                                  ----------       --------       -----------     ----------     -----------
Total increase in net assets...................      534,019        439,855         1,210,176        481,262       2,766,121
NET ASSETS
  Beginning of year............................    1,828,788        485,162         1,043,448        573,321      21,392,259
                                                  ----------       --------       -----------     ----------     -----------
  End of year..................................   $2,362,807       $925,017       $ 2,253,624     $1,054,583     $24,158,380
                                                  ==========       ========       ===========     ==========     ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                                                FIDELITY       FIDELITY        HIGH       FIDELITY
                                                              EQUITY-INCOME     GROWTH        INCOME      OVERSEAS
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................   $   121,706    $  (127,561)  $ 142,204    $    43,386
Net realized gain (loss) on investments.....................     1,101,131      2,769,660    (144,288)       708,135
Net unrealized depreciation of investments during the
  year......................................................       (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                               -----------    -----------   ----------   -----------
Net increase (decrease) in net assets from operations.......     1,135,078     (3,041,302)   (553,959)    (1,729,355)
                                                               -----------    -----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     2,976,247      5,189,558     420,361      1,863,450
Cost of insurance and administrative charges................    (1,016,904)    (1,613,825)   (208,662)      (492,043)
Surrenders and forfeitures..................................      (296,240)      (543,612)    (41,220)       (94,664)
Net (withdrawals) repayments due to policy loans............      (125,993)      (252,104)      3,605        (33,114)
Transfers between investment portfolios.....................      (526,966)     3,710,991    (127,455)     1,871,456
Withdrawals due to death benefits...........................        (3,056)       (10,589)        (45)          (546)
                                                               -----------    -----------   ----------   -----------
Net increase in net assets derived from policy
  transactions..............................................     1,007,088      6,480,419      46,584      3,114,539
                                                               -----------    -----------   ----------   -----------
Total increase (decrease) in net assets.....................     2,142,166      3,439,117    (507,375)     1,385,184
NET ASSETS
  Beginning of year.........................................    12,550,381     19,190,345   2,443,033      6,621,461
                                                               -----------    -----------   ----------   -----------
  End of year...............................................   $14,692,547    $22,629,462   $1,935,658   $ 8,006,645
                                                               ===========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................  $  78,077    $ 100,986    $   (45,455)    $   68,853     $    7,017
Net realized (loss) gain on investments..............    262,117      (78,508)     1,500,123        (22,759)       288,371
Net unrealized appreciation (depreciation) of
  investments during the year........................   (537,592)     160,611     (2,385,540)        15,848       (294,385)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets from
  operations.........................................   (197,398)     183,089       (930,872)        61,942          1,003
                                                       ----------   ----------   -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    599,701      374,025      3,232,102        211,308        452,396
Cost of insurance and administrative charges.........   (279,137)    (147,028)      (974,401)       (61,456)      (187,092)
Surrenders and forfeitures...........................    (47,332)     (17,164)      (178,294)       (15,023)       (51,154)
Net withdrawals due to policy loans..................    (14,693)      (4,614)       (61,117)        (6,572)        (9,197)
Transfers between investment portfolios..............    944,383     (128,835)     1,620,203       (162,238)      (370,920)
Withdrawals due to death benefits....................     (2,939)                       (954)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets derived from
  policy transactions................................  1,199,983       76,384      3,637,539        (33,981)      (165,967)
                                                       ----------   ----------   -----------     ----------     ----------
Total increase (decrease) in net assets..............  1,002,585      259,473      2,706,667         27,961       (164,964)
NET ASSETS
  Beginning of year..................................  3,357,990    1,766,878     10,289,770      1,091,364      2,525,724
                                                       ----------   ----------   -----------     ----------     ----------
  End of year........................................  $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VAN ECK
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................   $ 20,457     $  2,533     $   (16,073)   $  1,940      $   (42,546)
Net realized (loss) gain on investments..............     (9,393)     (59,995)         22,240       3,194        2,199,423
Net unrealized (depreciation) appreciation of
  investments during the year........................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                        --------     --------     -----------    --------      -----------
Net increase (decrease) in net assets from
  operations.........................................      6,859       61,234      (1,274,669)     39,603       (2,200,897)
                                                        --------     --------     -----------    --------      -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     89,421      113,491         679,281      48,211        1,609,712
Cost of insurance and administrative charges.........    (41,651)     (49,451)       (195,072)    (18,136)        (502,439)
Surrenders and forfeitures...........................    (16,069)      (6,310)        (53,238)     (3,993)        (132,293)
Net withdrawals due to policy loans..................     (1,623)     (20,862)         (5,197)     (1,426)         (11,167)
Transfers between investment portfolios..............    (54,249)      16,089         790,618      69,829        1,450,319
Withdrawals due to death benefits....................                                  (1,167)                        (440)
                                                        --------     --------     -----------    --------      -----------
Net (decrease) increase in net assets derived from
  policy transactions................................    (24,171)      52,957       1,215,225      94,485        2,413,692
                                                        --------     --------     -----------    --------      -----------
Total (decrease) increase in net assets..............    (17,312)     114,191         (59,444)    134,088          212,795
NET ASSETS
  Beginning of year..................................    529,057      577,999       2,145,910     152,847        5,744,229
                                                        --------     --------     -----------    --------      -----------
  End of year........................................   $511,745     $692,190     $ 2,086,466    $286,935      $ 5,957,024
                                                        ========     ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                  MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................     $  (1,040)      $      41
Net realized gain on investments............................        55,077          19,036
Net unrealized depreciation of investments during the
  year......................................................      (242,896)        (16,691)
                                                                 ---------       ---------
Net (decrease) increase in net assets from operations.......      (188,859)          2,386
                                                                 ---------       ---------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................       135,949          45,199
Cost of insurance and administrative charges................       (22,578)         (4,128)
Surrenders and forfeitures..................................          (355)           (357)
Net withdrawals due to policy loans.........................        (2,372)           (623)
Transfers between investment portfolios.....................       778,696         108,098
                                                                 ---------       ---------
Net increase in net assets derived from policy
  transactions..............................................       889,340         148,189
                                                                 ---------       ---------
Capital contribution from Providentmutual Life and Annuity
  Company of America........................................        25,000          25,000
                                                                 ---------       ---------
Total increase in net assets................................       725,481         175,575
NET ASSETS
  Beginning of year.........................................
                                                                 ---------       ---------
  End of year...............................................     $ 725,481       $ 175,575
                                                                 =========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..............  $ (11,942)   $   242,698   $   9,531    $    (975)   $  (2,597)    $    7,415
Net realized gain on investments..........    106,592                      9,824       44,721      247,207        148,308
Net unrealized (depreciation) appreciation
  of investments during the year..........    (38,569)                   (70,598)     (63,002)      57,514        540,420
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................     56,081        242,698     (51,243)     (19,256)     302,124        696,143
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............  1,074,495     10,836,005     332,588      194,230      412,431        661,165
Cost of insurance and administrative
  charges.................................   (303,622)      (797,781)    (97,177)     (89,639)    (167,274)      (167,001)
Surrenders and forfeitures................   (189,291)       (59,612)    (15,922)      (9,974)     (27,978)       (24,702)
Net (withdrawals) repayments due to policy
  loans...................................    (31,216)         4,739     (15,470)      (8,925)     (33,883)       (12,649)
Transfers between investment portfolios...    470,309     (7,352,211)   (135,405)     449,128       32,008         91,516
Transfers due to death benefits...........                                                          (1,337)        (1,278)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  policy transactions.....................  1,020,675      2,631,140      68,614      534,820      213,967        547,051
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total increase in net assets..............  1,076,756      2,873,838      17,371      515,564      516,091      1,243,194
NET ASSETS
  Beginning of year.......................  2,827,916      4,408,235   1,307,466      649,153    1,836,242      2,104,234
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,904,672   $ 7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                            ==========   ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................  $  (6,838)    $   (612)   $  (2,993)    $ (1,998)
Net realized gain on investments............................     59,937       21,529       96,011        2,248
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                              ----------    --------    ----------    --------
Net increase (decrease) in net assets from operations.......    245,816       (5,513)     416,215      (27,885)
                                                              ----------    --------    ----------    --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................    410,602      235,417      146,222      217,981
Cost of insurance and administrative charges................   (107,613)     (46,883)     (37,756)     (35,684)
Surrenders and forfeitures..................................    (30,667)      (6,497)      (3,858)        (191)
Net withdrawals due to policy loans.........................    (16,290)     (11,460)      (4,008)      (5,077)
Transfers between investment portfolios.....................  1,079,015       82,627      249,104      142,715
                                                              ----------    --------    ----------    --------
Net increase in net assets derived from policy
  transactions..............................................  1,335,047      253,204      349,704      319,744
                                                              ----------    --------    ----------    --------
Total increase in net assets................................  1,580,863      247,691      765,919      291,859
NET ASSETS
  Beginning of year.........................................    247,925      237,471      277,529      281,462
                                                              ----------    --------    ----------    --------
  End of year...............................................  $1,828,788    $485,162    $1,043,448    $573,321
                                                              ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                    FIDELITY                  FIDELITY
                                                     EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $    75,002   $   (70,937)  $ 169,800    $  24,974    $  61,020    $    25,299
Net realized gain (loss) on investments..........      571,495     1,574,101     (20,336)     222,413      121,743        665,356
Net unrealized (depreciation) appreciation of
  investments during the year....................      (79,851)    3,257,791       2,612    1,612,546      110,105      2,407,325
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets from operations.......      566,646     4,760,955     152,076    1,859,933      292,868      3,097,980
                                                   -----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................    2,929,981     3,422,090     451,275    1,525,307      779,887      6,727,693
Cost of insurance and administrative charges.....     (913,963)   (1,072,275)   (185,657)    (338,270)    (213,071)    (1,698,031)
Surrenders and forfeitures.......................     (249,092)     (370,650)    (29,802)     (66,192)     (40,031)      (426,927)
Net withdrawals due to policy loans..............      (79,425)      (71,729)    (12,437)     (44,838)     (41,805)      (166,653)
Transfers between investment portfolios..........      657,552     1,206,940     219,593      250,238      281,207      1,580,849
Withdrawals due to death benefits................      (10,825)       (4,635)                  (3,418)                    (77,679)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................    2,334,228     3,109,741     442,972    1,322,827      766,187      5,939,252
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................    2,900,874     7,870,696     595,048    3,182,760    1,059,055      9,037,232
NET ASSETS
  Beginning of year..............................    9,649,507    11,319,649   1,847,985    3,438,701    2,298,935     12,355,027
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                   ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  41,071     $   (20,102)   $   8,293    $   103,573     $   45,280     $   (4,615)
Net realized gain (loss) on investments.....     16,764         380,374       (2,558)      (112,803)       (17,023)        37,455
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)      1,361,433      (12,499)       (32,289)       (19,835)       (36,807)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations................................    (24,357)      1,721,705       (6,764)       (41,519)         8,422         (3,967)
                                              ----------    -----------    ---------    -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    408,193       2,629,902       30,596        122,455        359,023        431,555
Cost of insurance and administrative
  charges...................................   (125,447)       (641,252)     (17,818)       (47,317)       (61,450)      (148,466)
Surrenders and forfeitures..................    (78,777)       (232,393)        (743)        (4,937)       (55,990)       (44,451)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,459)        (89,980)         192             48         (6,347)       (10,397)
Transfers between investment portfolios.....    375,555       1,420,233     (576,638)    (2,035,198)       (10,622)     2,058,260
Withdrawals due to death benefits...........                     (5,412)                     (4,020)                       (1,057)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    567,065       3,081,098     (564,411)    (1,968,969)       224,614      2,285,444
                                              ----------    -----------    ---------    -----------     ----------     ----------
Total increase (decrease) in net assets.....    542,708       4,802,803     (571,175)    (2,010,488)       233,036      2,281,477
NET ASSETS
  Beginning of year.........................  1,224,170       5,486,967      571,175      2,010,488        858,328        244,247
                                              ----------    -----------    ---------    -----------     ----------     ----------
  End of year...............................  $1,766,878    $10,289,770           --             --     $1,091,364     $2,525,724
                                              ==========    ===========    =========    ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...........   $  (1,619)    $  23,474     $  2,203     $   (8,384)   $    948       $  (25,644)
Net realized gain (loss) on
  investments..........................      11,508        23,235      (29,183)      (146,766)      1,132          508,120
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................      51,652       (94,702)     101,902      1,199,541     (10,967)       1,191,588
                                          ---------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  from operations......................      61,541       (47,993)      74,922      1,044,391      (8,887)       1,674,064
                                          ---------     ---------     --------     ----------    --------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............      52,425        94,818      151,588        402,320      63,311        1,102,941
Cost of insurance and administrative
  charges..............................     (27,936)      (46,560)     (35,575)      (107,952)     (7,593)        (344,012)
Surrenders and forfeitures.............      (9,792)      (20,025)      (2,094)       (14,113)        (17)        (208,635)
Net withdrawals due to policy loans....      (2,760)       (6,828)      (5,013)        (8,664)                     (22,006)
Transfers between investment
  portfolios...........................    (854,349)     (135,667)      73,320        (58,680)     32,608          391,868
Withdrawals due to death benefits......                                                (1,499)                      (3,576)
                                          ---------     ---------     --------     ----------    --------       ----------
Net (decrease) increase in net assets
  derived from policy transactions.....    (842,412)     (114,262)     182,226        211,412      88,309          916,580
                                          ---------     ---------     --------     ----------    --------       ----------
Total (decrease) increase in net
  assets...............................    (780,871)     (162,255)     257,148      1,255,803      79,422        2,590,644
NET ASSETS
  Beginning of year....................     780,871       691,312      320,851        890,107      73,425        3,153,585
                                          ---------     ---------     --------     ----------    --------       ----------
  End of year..........................          --     $ 529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                          =========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  18,521    $    174,900   $  44,888     $ 11,127    $     350     $     (211)
Net realized gain on investments.........    241,036                      10,197       33,591      139,197        100,230
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................     24,031                      13,711        8,599      (21,973)        36,335
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets from
  operations.............................    283,588         174,900      68,796       53,317      117,574        136,354
                                           ----------   ------------   ----------    --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............    700,982      12,157,013     286,323      145,810      390,883        542,593
Cost of insurance and administrative
  charges................................   (223,112)       (517,784)    (74,547)     (44,806)    (145,982)      (131,026)
Surrenders and forfeitures...............    (20,394)        (78,839)     (5,714)      (1,879)     (26,378)       (19,231)
Net withdrawals due to policy loans......    (51,892)       (268,614)     (4,688)         295      (41,359)        (2,014)
Transfers between investment
  portfolios.............................    517,850     (10,774,581)    447,809      134,941      273,343        242,053
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets derived from
  policy transactions....................    923,434         517,195     649,183      234,361      450,507        632,375
                                           ----------   ------------   ----------    --------    ----------    ----------
Total increase in net assets.............  1,207,022         692,095     717,979      287,678      568,081        768,729
NET ASSETS
  Beginning of year......................  1,620,894       3,716,140     589,487      361,475    1,268,161      1,335,505
                                           ----------   ------------   ----------    --------    ----------    ----------
  End of year............................  $2,827,916   $  4,408,235   $1,307,466    $649,153    $1,836,242    $2,104,234
                                           ==========   ============   ==========    ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................   $   (259)    $   (304)    $   (314)    $   (329)
Net realized loss on investments............................     (1,657)      (6,212)      (9,872)      (9,805)
Net unrealized appreciation of investments during the
  year......................................................     31,368       21,256       49,117       22,620
                                                               --------     --------     --------     --------
Net increase in net assets from operations..................     29,452       14,740       38,931       12,486
                                                               --------     --------     --------     --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     54,913       56,634       38,819       36,602
Cost of insurance and administrative charges................     (5,966)      (7,965)      (3,250)      (5,225)
Surrenders and forfeitures..................................         (1)          (8)
Transfers between investment portfolios.....................    144,527      149,070      178,029      212,599
                                                               --------     --------     --------     --------
Net increase in net assets derived from policy
  transactions..............................................    193,473      197,731      213,598      243,976
                                                               --------     --------     --------     --------
Capital contribution from Providentmutual Life and Annuity
  Company of America........................................     25,000       25,000       25,000       25,000
                                                               --------     --------     --------     --------
Total increase in net assets................................    247,925      237,471      277,529      281,462
NET ASSETS
  Beginning of year.........................................         --           --           --           --
                                                               --------     --------     --------     --------
  End of year...............................................   $247,925     $237,471     $277,529     $281,462
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                   FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  33,741    $   (21,448)  $  82,762    $  23,357    $  31,986    $     9,694
Net realized gain on investments.................    379,398        908,344      62,829      149,376      159,494        566,205
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042      1,877,802    (251,388)     108,083       54,245      1,456,238
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase (decrease) in net assets from
  operations.....................................    801,181      2,764,698    (105,797)     280,816      245,725      2,032,137
                                                   ----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  2,791,625      2,817,681     644,433      991,712      538,144      4,725,165
Cost of insurance and administrative charges.....   (683,360)      (776,716)   (141,578)    (247,860)    (128,200)    (1,026,576)
Surrenders and forfeitures.......................   (100,189)      (148,661)    (18,862)     (43,350)     (27,852)      (153,976)
Net withdrawals due to policy loans..............    (25,809)       (30,231)    (12,378)     (17,062)      11,088        (35,752)
Transfers between investment portfolios..........  1,325,938      1,223,266     223,803      639,706      404,187      1,912,283
Withdrawals due to death benefits................     (9,104)       (52,787)                  (1,121)      (1,235)        (4,122)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................  3,299,101      3,032,552     695,418    1,322,025      796,132      5,417,022
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.....................                   (30,000)                                             (30,000)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................  4,100,282      5,767,250     589,621    1,602,841    1,041,857      7,419,159
NET ASSETS
  Beginning of year..............................  5,549,225      5,552,399   1,258,364    1,835,860    1,257,078      4,935,868
                                                   ----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $9,649,507   $11,319,649   $1,847,985   $3,438,701   $2,298,935   $12,355,027
                                                   ==========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  29,096     $   (6,798)     $  7,039    $ (10,244)      $ 30,950       $   (241)
Net realized gain (loss) on investments.....      7,716        169,629        65,864      325,833            373         (2,190)
Net unrealized appreciation (depreciation)
  of investments during the year............     35,552        840,390       (21,582)    (105,731)        (8,405)        18,863
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets from
  operations................................     72,364      1,003,221        51,321      209,858         22,918         16,432
                                              ----------    ----------      --------    ----------      --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    310,292      1,737,346       127,973      582,452        224,085        123,418
Cost of insurance and administrative
  charges...................................    (76,939)      (364,105)      (55,932)    (156,359)       (42,136)        (8,687)
Surrenders and forfeitures..................     (8,154)       (53,656)       (8,030)     (19,760)        (1,602)
Net (withdrawals) repayments due to policy
  loans.....................................     (2,779)         3,715       (16,887)     (18,679)        (1,363)          (101)
Transfers between investment portfolios.....    274,632      1,036,789       109,236      230,165        128,083         88,185
Withdrawals due to death benefits...........                    (2,854)                   (34,374)
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets derived from
  policy transactions.......................    497,052      2,357,235       156,360      583,445        307,067        202,815
                                              ----------    ----------      --------    ----------      --------       --------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                                                             25,000
                                              ----------    ----------      --------    ----------      --------       --------
Total increase in net assets................    569,416      3,360,456       207,681      793,303        329,985        244,247
NET ASSETS
  Beginning of year.........................    654,754      2,126,511       363,494    1,217,185        528,343             --
                                              ----------    ----------      --------    ----------      --------       --------
  End of year...............................  $1,224,170    $5,486,967      $571,175    $2,010,488      $858,328       $244,247
                                              ==========    ==========      ========    ==========      ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................    $ (4,421)     $    123     $    (150)   $     880      $   (64)      $  (13,957)
Net realized gain (loss) on investments.....      (8,695)        7,111         3,385      (58,640)      (5,674)         277,116
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)       57,630      (133,615)    (258,276)       3,621           81,910
                                                --------      --------     ---------    ---------      -------       ----------
Net increase (decrease) in net assets from
  operations................................     (27,939)       64,864      (130,380)    (316,036)      (2,117)         345,069
                                                --------      --------     ---------    ---------      -------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................     236,573       249,745       134,991      375,034       13,909        1,139,641
Cost of insurance and administrative
  charges...................................     (91,415)      (44,347)      (33,980)     (98,968)      (1,364)        (248,405)
Surrenders and forfeitures..................     (22,461)       (4,079)       (4,253)      (5,110)                      (30,009)
Net withdrawals due to policy loans.........     (10,745)       (1,174)         (969)      (2,809)                      (16,982)
Transfers between investment
  portfolios................................      79,336       141,529        (7,393)     259,476       37,997          531,504
Withdrawals due to death benefits...........                                                                            (29,065)
                                                --------      --------     ---------    ---------      -------       ----------
Net increase in net assets derived from
  policy transactions.......................     191,288       341,674        88,396      527,623       50,542        1,346,684
                                                --------      --------     ---------    ---------      -------       ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                               10,000       25,000
                                                --------      --------     ---------    ---------      -------       ----------
Total increase in net assets................     163,349       406,538       (41,984)     221,587       73,425        1,691,753
NET ASSETS
  Beginning of year.........................     617,522       284,774       362,835      668,520           --        1,461,832
                                                --------      --------     ---------    ---------      -------       ----------
  End of year...............................    $780,871      $691,312     $ 320,851    $ 890,107      $73,425       $3,153,585
                                                ========      ========     =========    =========      =======       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Delaware law and commenced operations on February 1, 1995. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The policies are distributed principally through personal producing general agents and brokers.

PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-seven subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were transferred to newly established subaccounts (the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts), and the Growth, Managed and Aggressive Growth Subaccounts ceased to exist.

Net premiums from in-force policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of PLACA.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the policies, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 2000, the investments of the respective Subaccounts are as follows:

----------------------------------------------------------------------------------------------------
                                                               SHARES        COST       MARKET VALUE
----------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..........................................    254,997    $4,601,573    $4,890,836
  Money Market Portfolio....................................  5,294,410    $5,294,410    $5,294,410
  Bond Portfolio............................................    120,177    $1,286,079    $1,311,134
  Managed Portfolio.........................................     76,730    $1,296,106    $1,288,298
  Aggressive Growth Portfolio...............................    138,371    $2,995,131    $3,834,272
  International Portfolio...................................    257,873    $3,561,222    $3,648,902
  All Pro Large Cap Growth Portfolio........................    205,461    $2,731,081    $2,362,807
  All Pro Large Cap Value Portfolio.........................     91,950      $875,924      $925,017
  All Pro Small Cap Growth Portfolio........................    156,719    $3,013,230    $2,253,624
  All Pro Small Cap Value Portfolio.........................    115,634      $876,673    $1,054,583
  Equity 500 Index Portfolio................................  2,578,353   $25,803,497   $24,133,380
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................    575,727   $13,782,407   $14,692,547
  Growth Portfolio..........................................    518,430   $22,427,290   $22,629,462
  High Income Portfolio.....................................    236,633    $2,644,110    $1,935,658
  Overseas Portfolio........................................    400,533    $8,754,132    $8,006,645
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................    272,536    $4,613,540    $4,360,575
  Investment Grade Bond Portfolio...........................    160,949    $1,892,368    $2,026,351
  Contrafund Portfolio......................................    547,449   $12,976,018   $12,996,437
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................     84,991    $1,117,927    $1,119,325
  Partners Portfolio........................................    145,906    $2,673,089    $2,360,760
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................     49,349      $545,128      $511,745
  Van Eck Worldwide Hard Assets Portfolio...................     57,348      $609,156      $692,190
  Van Eck Worldwide Emerging Markets Portfolio..............    251,685    $2,592,029    $2,086,466
  Van Eck Worldwide Real Estate Portfolio...................     27,018      $259,812      $286,935
Alger American Fund:
  Alger American Small Capitalization Portfolio.............    253,598    $8,959,145    $5,957,024
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     30,663      $968,377      $725,481
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................      7,334      $192,266      $175,575

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH PORTFOLIO                      MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000         1999         1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................      60,266       73,102       73,135     10,243,635     8,932,793    10,866,458
Shares received from reinvestment of:
  Dividends.................................       3,122          512        1,893        348,038       268,224       197,496
  Capital gain distributions................      13,937        2,993       13,090
                                              ----------   ----------   ----------   ------------   -----------   -----------
Total shares acquired.......................      77,325       76,607       88,118     10,591,673     9,201,017    11,063,954
Total shares redeemed.......................     (28,488)     (20,708)     (21,151)   (12,507,636)   (6,346,192)   (9,925,488)
                                              ----------   ----------   ----------   ------------   -----------   -----------
Net increase (decrease) in shares owned.....      48,837       55,899       66,967     (1,915,963)    2,854,825     1,138,466
Shares owned, beginning of year.............     206,160      150,261       83,294      7,210,373     4,355,548     3,217,082
                                              ----------   ----------   ----------   ------------   -----------   -----------
Shares owned, end of year...................     254,997      206,160      150,261      5,294,410     7,210,373     4,355,548
                                              ==========   ==========   ==========   ============   ===========   ===========
Cost of shares acquired.....................  $1,374,356   $1,459,551   $1,524,498   $ 10,591,673   $ 9,201,017   $11,063,954
                                              ==========   ==========   ==========   ============   ===========   ===========
Cost of shares redeemed.....................  $  518,994   $  344,226   $  341,507   $ 12,507,636   $ 6,346,192   $ 9,925,488
                                              ==========   ==========   ==========   ============   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                 MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    32,527     36,328     77,640     12,254     46,775     18,495
Shares received from reinvestment of:
  Dividends..............................................     7,848      1,653      4,610      2,411        286        832
  Capital gain distributions.............................                1,299          8      3,662      1,951      1,087
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    40,375     39,280     82,258     18,327     49,012     20,414
Total shares redeemed....................................   (45,419)   (30,589)   (19,415)   (10,967)   (16,359)    (4,885)
                                                           --------   --------   --------   --------   --------   --------
Net increase (decrease) in shares owned..................    (5,044)     8,691     62,843      7,360     32,653     15,529
Shares owned, beginning of year..........................   125,221    116,530     53,687     69,370     36,717     21,188
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   120,177    125,221    116,530     76,730     69,370     36,717
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $414,765   $419,905   $908,607   $289,071   $843,762   $346,281
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $497,550   $331,936   $204,339   $182,107   $265,196   $ 67,202
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                          AGGRESSIVE GROWTH PORTFOLIO          INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                           2000        1999       1998        2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................      50,226     25,961     31,265       63,323     60,220     56,397
Shares received from reinvestment of:
  Dividends...........................................       3,327        508        508        5,949      1,831        813
  Capital gain distributions..........................       6,957     12,602      4,846       23,601      9,395      7,315
                                                        ----------   --------   --------   ----------   --------   --------
Total shares acquired.................................      60,510     39,071     36,619       92,873     71,446     64,525
Total shares redeemed.................................     (29,209)   (15,809)    (9,961)     (35,685)   (22,691)   (10,722)
                                                        ----------   --------   --------   ----------   --------   --------
Net increase in shares owned..........................      31,301     23,262     26,658       57,188     48,755     53,803
Shares owned, beginning of year.......................     107,070     83,808     57,150      200,685    151,930     98,127
                                                        ----------   --------   --------   ----------   --------   --------
Shares owned, end of year.............................     138,371    107,070     83,808      257,873    200,685    151,930
                                                        ==========   ========   ========   ==========   ========   ========
Cost of shares acquired...............................  $1,447,497   $747,203   $753,159   $1,293,987   $993,410   $866,730
                                                        ==========   ========   ========   ==========   ========   ========
Cost of shares redeemed...............................  $  613,968   $288,626   $163,105   $  473,928   $290,636   $134,336
                                                        ==========   ========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                             ALL PRO LARGE CAP GROWTH           ALL PRO LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                           2000         1999        1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................      97,700      125,649     24,150     69,996     41,597     28,950
Shares received from reinvestment of:
  Dividends...........................................       2,810            5                   458        161
  Capital gain distributions..........................       2,186
                                                        ----------   ----------   --------   --------   --------   --------
Total shares acquired.................................     102,696      125,654     24,150     70,454     41,758     28,950
Total shares redeemed.................................     (21,053)     (22,900)    (3,086)   (27,117)   (17,132)    (4,963)
                                                        ----------   ----------   --------   --------   --------   --------
Net increase in shares owned..........................      81,643      102,754     21,064     43,337     24,626     23,987
Shares owned, beginning of year.......................     123,818       21,064                48,613     23,987
                                                        ----------   ----------   --------   --------   --------   --------
Shares owned, end of year.............................     205,461      123,818     21,064     91,950     48,613     23,987
                                                        ==========   ==========   ========   ========   ========   ========
Cost of shares acquired...............................  $1,393,113   $1,626,858   $248,497   $657,656   $424,442   $265,246
                                                        ==========   ==========   ========   ========   ========   ========
Cost of shares redeemed...............................  $  266,735   $  238,712   $ 31,940   $272,068   $150,321   $ 49,031
                                                        ==========   ==========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                              ALL PRO SMALL CAP GROWTH          ALL PRO SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                             2000        1999       1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................     135,548     47,453     32,753     93,567     52,030     43,816
Shares received from reinvestment of:
  Dividends.............................................       1,536                              257         73
  Capital gain distributions............................         263
                                                          ----------   --------   --------   --------   --------   --------
Total shares acquired...................................     137,347     47,453     32,753     93,824     52,103     43,816
Total shares redeemed...................................     (36,042)   (20,358)    (4,434)   (53,926)   (10,483)    (9,700)
                                                          ----------   --------   --------   --------   --------   --------
Net increase in shares owned............................     101,305     27,095     28,319     39,898     41,620     34,116
Shares owned, beginning of year.........................      55,414     28,319                75,736     34,116
                                                          ----------   --------   --------   --------   --------   --------
Shares owned, end of year...............................     156,719     55,414     28,319    115,634     75,736     34,116
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares acquired.................................  $2,740,146   $601,240   $272,699   $714,775   $396,338   $340,167
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares redeemed.................................  $  398,050   $158,518   $ 44,287   $416,938   $ 76,344   $ 81,325
                                                          ==========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------
                                                                  EQUITY 500 INDEX PORTFOLIO**
---------------------------------------------------------------------------------------------------
                                                                 2000          1999         1998
---------------------------------------------------------------------------------------------------
Shares purchased............................................    2,758,381       48,111       53,123
Shares received from reinvestment of:
  Dividends.................................................                       944          555
  Capital gain distributions................................                       641        1,285
                                                              -----------   ----------   ----------
Total shares acquired.......................................    2,758,381       49,696       54,963
Total shares redeemed.......................................     (307,524)      (9,669)     (10,643)
                                                              -----------   ----------   ----------
Net increase in shares owned................................    2,450,857       40,027       44,320
Shares owned, beginning of year.............................      127,496       87,469       43,149
                                                              -----------   ----------   ----------
Shares owned, end of year...................................    2,578,353      127,496       87,469
                                                              ===========   ==========   ==========
Cost of shares acquired.....................................  $28,438,398   $7,454,952   $6,814,303
                                                              ===========   ==========   ==========
Cost of shares redeemed.....................................  $19,353,359   $  873,045   $  851,382
                                                              ===========   ==========   ==========

** Prior to February 7, 2000, these Funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                       EQUITY-INCOME PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     131,492      127,157      153,199       157,405       82,042       94,179
Shares received from reinvestment of:
  Dividends....................................       9,450        6,224        3,495           430          495          887
  Capital gain distributions...................      35,603       13,759       12,437        42,796       31,095       23,197
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired..........................     176,545      147,140      169,131       200,631      113,632      118,263
Total shares redeemed..........................     (88,970)     (38,591)     (18,079)      (31,561)     (16,548)     (15,647)
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned...................      87,575      108,549      151,052       169,070       97,084      102,616
Shares owned, beginning of year................     488,152      379,603      228,551       349,360      252,276      149,660
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year......................     575,727      488,152      379,603       518,430      349,360      252,276
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired........................  $4,064,111   $3,726,855   $4,057,867   $10,064,715   $5,084,590   $4,350,414
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed........................  $1,834,186   $  746,130   $  345,627   $   942,197   $  471,685   $  460,966
                                                 ==========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                          HIGH INCOME PORTFOLIO                  OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       2000       1999        1998         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................    55,238     66,264       69,235      169,182       96,724       81,679
Shares received from reinvestment of:
  Dividends........................................    15,014     17,034        7,523        3,948        2,832        2,130
  Capital gain distributions.......................                  636        4,781       24,858        4,567        6,278
                                                     --------   --------   ----------   ----------   ----------   ----------
Total shares acquired..............................    70,252     83,934       81,539      197,988      104,123       90,087
Total shares redeemed..............................   (49,625)   (28,204)     (13,926)     (38,762)     (34,322)     (14,199)
                                                     --------   --------   ----------   ----------   ----------   ----------
Net increase in shares owned.......................    20,627     55,730       67,613      159,226       69,801       75,888
Shares owned, beginning of year....................   216,006    160,276       92,663      241,307      171,506       95,618
                                                     --------   --------   ----------   ----------   ----------   ----------
Shares owned, end of year..........................   236,633    216,006      160,276      400,533      241,307      171,506
                                                     ========   ========   ==========   ==========   ==========   ==========
Cost of shares acquired............................  $691,246   $934,435   $1,006,130   $4,652,210   $2,201,082   $1,741,880
                                                     ========   ========   ==========   ==========   ==========   ==========
Cost of shares redeemed............................  $646,746   $341,999   $  165,121   $  786,150   $  630,868   $  247,122
                                                     ========   ========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  VARIABLE INSURANCE PRODUCTS
                                                                            FUND II
--------------------------------------------------------------------------------------------------
                                                                    ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                 2000         1999         1998
--------------------------------------------------------------------------------------------------
Shares purchased............................................     166,005       58,391       63,645
Shares received from reinvestment of:
  Dividends.................................................       6,331        4,685        2,657
  Capital gain distributions................................      14,915        5,934        7,972
                                                              ----------   ----------   ----------
Total shares acquired.......................................     187,251       69,010       74,274
Total shares redeemed.......................................     (94,575)     (15,743)     (17,480)
                                                              ----------   ----------   ----------
Net increase in shares owned................................      92,676       53,267       56,794
Shares owned, beginning of year.............................     179,860      126,593       69,799
                                                              ----------   ----------   ----------
Shares owned, end of year...................................     272,536      179,860      126,593
                                                              ==========   ==========   ==========
Cost of shares acquired.....................................  $3,133,783   $1,204,348   $1,257,524
                                                              ==========   ==========   ==========
Cost of shares redeemed.....................................  $1,593,606   $  255,398   $  269,912
                                                              ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND PORTFOLIO             CONTRAFUND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       2000         1999        1998        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      97,343       85,128     43,614      162,185      136,907      123,430
Shares received from reinvestment of:
  Dividends.......................................      10,018        4,150      2,904        1,433        1,179          817
  Capital gain distributions......................                    1,302        344       52,005        8,647        6,008
                                                    ----------   ----------   --------   ----------   ----------   ----------
Total shares acquired.............................     107,361       90,580     46,862      215,623      146,733      130,255
Total shares redeemed.............................     (91,714)     (39,735)    (4,535)     (21,168)     (18,247)     (12,392)
                                                    ----------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned......................      15,647       50,845     42,327      194,455      128,486      117,863
Shares owned, beginning of year...................     145,302       94,457     52,130      352,994      224,508      106,645
                                                    ----------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year.........................     160,949      145,302     94,457      547,449      352,994      224,508
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired...........................  $1,242,414   $1,108,475   $586,720   $5,454,135   $3,738,001   $2,721,969
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed...........................  $1,143,552   $  483,575   $ 52,856   $  361,928   $  296,631   $  201,903
                                                    ==========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------
                                                               BALANCED PORTFOLIO       GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                 1999       1998        1999         1998
------------------------------------------------------------------------------------------------------------
Shares purchased............................................      1,894     19,377        3,434       29,928
Shares received from reinvestment of:
  Dividends.................................................        628        673
  Capital gain distributions................................        930      4,722        4,649       14,622
                                                               --------   --------   ----------   ----------
Total shares acquired.......................................      3,452     24,772        8,083       44,550
Total shares redeemed.......................................    (38,408)   (10,237)     (84,556)      (7,932)
                                                               --------   --------   ----------   ----------
Net (decrease) increase in shares owned.....................    (34,956)    14,535      (76,473)      36,618
Shares owned, beginning of year.............................     34,956     20,421       76,473       39,855
                                                               --------   --------   ----------   ----------
Shares owned, end of year...................................         --     34,956           --       76,473
                                                               ========   ========   ==========   ==========
Cost of shares acquired.....................................   $ 53,427   $390,678   $  193,400   $1,104,028
                                                               ========   ========   ==========   ==========
Cost of shares redeemed.....................................   $612,103   $161,415   $2,171,599   $  204,994
                                                               ========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                 LIMITED MATURITY
                                                                  BOND PORTFOLIO                  PARTNERS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................    17,066     54,409     30,075     22,623      130,332     13,985
Shares received from reinvestment of:
  Dividends.............................................     6,147      3,965      2,621      1,270          222
  Capital gain distributions............................                                     27,011          387
                                                          --------   --------   --------   --------   ----------   --------
Total shares acquired...................................    23,213     58,374     32,696     50,904      130,941     13,985
Total shares redeemed...................................   (20,651)   (38,053)    (8,006)   (33,599)     (15,243)    (1,082)
                                                          --------   --------   --------   --------   ----------   --------
Net increase in shares owned............................     2,562     20,321     24,690     17,305      115,698     12,903
Shares owned, beginning of year.........................    82,429     62,108     37,418    128,601       12,903
                                                          --------   --------   --------   --------   ----------   --------
Shares owned, end of year...............................    84,991     82,429     62,108    145,906      128,601     12,903
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares acquired.................................  $295,278   $775,612   $447,958   $791,265   $2,587,656   $247,264
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares redeemed.................................  $283,165   $522,741   $109,568   $661,844   $  269,372   $ 21,880
                                                          ========   ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       AMERICAN CENTURY
                                                                  VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                     AMERICAN CENTURY VP
                                                                     CAPITAL APPRECIATION
                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                     1999            1998
--------------------------------------------------------------------------------------------
Shares purchased............................................          4,498          33,759
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                          3,550
                                                                   --------        --------
Total shares acquired.......................................          4,498          37,309
Total shares redeemed.......................................        (91,069)        (14,532)
                                                                   --------        --------
Net (decrease) increase in shares owned.....................        (86,571)         22,777
Shares owned, beginning of year.............................         86,571          63,794
                                                                   --------        --------
Shares owned, end of year...................................             --          86,571
                                                                   ========        ========
Cost of shares acquired.....................................       $ 40,967        $343,650
                                                                   ========        ========
Cost of shares redeemed.....................................       $873,490        $165,478
                                                                   ========        ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                VAN ECK WORLDWIDE
                                                                   BOND PORTFOLIO               HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................     8,290     12,314     36,665     21,226     22,265     17,397
Shares received from reinvestment of:
  Dividends..............................................     2,364      2,315        302        670        545        154
  Capital gain distributions.............................                1,034                                       3,792
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    10,654     15,663     36,967     21,896     22,810     21,343
Total shares redeemed....................................   (10,796)   (22,468)    (6,583)   (17,285)    (4,948)    (9,549)
                                                           --------   --------   --------   --------   --------   --------
Net (decrease) increase in shares owned..................      (142)    (6,805)    30,384      4,611     17,862     11,794
Shares owned, beginning of year..........................    49,491     56,296     25,912     52,737     34,875     23,081
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................    49,349     49,491     56,296     57,348     52,737     34,875
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $106,542   $173,521   $419,483   $244,415   $234,961   $243,416
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $119,649   $241,074   $ 70,575   $248,920   $ 79,715   $151,785
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                 VAN ECK WORLDWIDE
                                                             EMERGING MARKETS PORTFOLIO          REAL ESTATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                             2000        1999       1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................     122,622     64,480     75,726     15,895     11,666     11,645
Shares received from reinvestment of:
  Dividends.............................................                               605        388        167
  Capital gain distributions............................                               538
                                                          ----------   --------   --------   --------   --------   --------
Total shares acquired...................................     122,622     64,480     76,869     16,283     11,833     11,645
Total shares redeemed...................................     (21,422)   (39,010)   (12,629)    (5,970)    (2,824)    (3,949)
                                                          ----------   --------   --------   --------   --------   --------
Net increase in shares owned............................     101,200     25,470     64,240     10,313      9,009      7,696
Shares owned, beginning of year.........................     150,485    125,015     60,775     16,705      7,696
                                                          ----------   --------   --------   --------   --------   --------
Shares owned, end of year...............................     251,685    150,485    125,015     27,018     16,705      7,696
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares acquired.................................  $1,447,372   $622,693   $649,297   $154,588   $115,470   $110,595
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares redeemed.................................  $  225,980   $566,431   $169,434   $ 54,969   $ 25,081   $ 40,791
                                                          ==========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               STRONG VARIABLE INSURANCE   STRONG OPPORTUNITY
                                                ALGER AMERICAN FUND                   FUNDS, INC.            FUND II, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                ALGER AMERICAN SMALL             STRONG MID CAP GROWTH     STRONG OPPORTUNITY
                                              CAPITALIZATION PORTFOLIO                  FUND II                 FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                           2000         1999         1998                2000                     2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased......................      75,434       31,023       37,591              29,696                   7,208
Shares received from reinvestment of:
  Dividends...........................                                                                                17
  Capital gain distributions..........      89,512       11,270        7,022               2,518                     912
                                        ----------   ----------   ----------          ----------                --------
Total shares acquired.................     164,946       42,293       44,613              32,214                   8,137
Total shares redeemed.................     (15,504)      (9,858)      (6,305)             (1,551)                   (803)
                                        ----------   ----------   ----------          ----------                --------
Net increase in shares owned..........     149,442       32,435       38,308              30,663                   7,334
Shares owned, beginning of year.......     104,156       71,721       33,413
                                        ----------   ----------   ----------          ----------                --------
Shares owned, end of year.............     253,598      104,156       71,721              30,663                   7,334
                                        ==========   ==========   ==========          ==========                ========
Cost of shares acquired...............  $5,233,056   $1,781,809   $1,870,715          $1,016,658                $214,798
                                        ==========   ==========   ==========          ==========                ========
Cost of shares redeemed...............  $  662,487   $  382,753   $  260,872          $   48,281                $ 22,532
                                        ==========   ==========   ==========          ==========                ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, the unit activity and unit values were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       6,651.36             113.05        6,764.41      $469.52
                                                                                                =========      =======
  Money Market Subaccount..............................      16,739.51          (6,025.21)      10,714.30      $262.85
                                                                                                =========      =======
  Bond Subaccount......................................       3,134.45            (408.30)       2,726.15      $294.19
                                                                                                =========      =======
  Managed Subaccount...................................       2,029.39             (67.15)       1,962.24      $393.56
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,846.73               7.05        4,853.78      $546.90
                                                                                                =========      =======
  International Subaccount.............................       6,631.16             178.47        6,809.63      $380.17
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       4,050.45           1,675.24        5,725.69      $235.36
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       1,272.45             862.92        2,135.37      $200.97
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       1,716.79           1,970.66        3,687.45      $292.04
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       2,100.44             966.61        3,067.05      $180.27
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      23,466.83           1,418.67       24,885.50      $588.60
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      22,324.31            (218.94)      22,105.37      $482.32
                                                                                                =========      =======
  Growth Subaccount....................................      21,242.68           1,165.94       22,408.62      $641.88
                                                                                                =========      =======
  High Income Subaccount...............................       4,953.38            (262.42)       4,690.96      $247.31
                                                                                                =========      =======
  Overseas Subaccount..................................      10,508.23           2,698.33       13,206.56      $361.81
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       6,542.28            (260.81)       6,281.47      $384.68
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       3,652.83          (1,145.16)       2,507.67      $300.03
                                                                                                =========      =======
  Contrafund Subaccount................................      15,977.06           1,426.50       17,403.56      $408.38
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,430.71            (368.93)       2,061.78      $265.87
                                                                                                =========      =======
  Partners Subaccount..................................       9,126.46          (1,018.52)       8,107.94      $198.98
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,877.04            (120.70)       1,756.34      $248.74
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,614.27              21.88        1,636.15      $253.89
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,314.58           2,062.56        8,377.14      $150.79
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         467.88              39.11          506.99      $196.52
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      11,780.98           1,494.15       13,275.13      $243.17
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,081.60        1,081.60      $167.54
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --             405.98          405.98      $198.73
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       5,815.13             836.23        6,651.36      $430.72
                                                                                               ==========      =======
  Money Market Subaccount..............................      13,907.22           2,832.29       16,739.51      $249.25
                                                                                               ==========      =======
  Bond Subaccount......................................       3,245.75            (111.30)       3,134.45      $270.12
                                                                                               ==========      =======
  Managed Subaccount...................................       1,183.28             846.11        2,029.39      $364.01
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................       4,724.17             122.56        4,846.73      $397.88
                                                                                               ==========      =======
  International Subaccount.............................       6,049.59             581.57        6,631.16      $393.68
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         875.15           3,175.30        4,050.45      $292.28
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         891.39             381.06        1,272.45      $198.77
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................       1,234.37             482.42        1,716.79      $372.54
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................       1,322.63             777.81        2,100.44      $150.09
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      20,247.80           2,076.51       22,324.31      $447.75
                                                                                               ==========      =======
  Growth Subaccount....................................      19,521.51           1,721.17       21,242.68      $725.74
                                                                                               ==========      =======
  High Income Subaccount...............................       4,312.22             641.16        4,953.38      $321.07
                                                                                               ==========      =======
  Overseas Subaccount..................................       9,264.91           1,243.32       10,508.23      $450.18
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       5,790.06             752.22        6,542.28      $403.01
                                                                                               ==========      =======
  Index 500 Subaccount.................................      19,530.43           3,936.40       23,466.83      $652.53
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,917.52             735.31        3,652.83      $271.52
                                                                                               ==========      =======
  Contrafund Subaccount................................      12,834.10           3,142.96       15,977.06      $440.18
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,252.18             178.53        2,430.71      $250.59
                                                                                               ==========      =======
  Partners Subaccount..................................       1,019.04           8,107.42        9,126.46      $198.87
                                                                                               ==========      =======
  Growth Subaccount....................................       3,808.69          (3,808.69)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................       1,196.92          (1,196.92)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,380.84            (503.80)       1,877.04      $245.75
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,140.79             473.48        1,614.27      $229.36
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,240.71              73.87        6,314.58      $261.06
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............         299.20             168.68          467.88      $166.62
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      10,687.43           1,093.55       11,780.98      $336.18
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................       2,669.55          (2,669.55)             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       3,677.92           2,137.21        5,815.13      $420.96
                                                                                               ==========      =======
  Money Market Subaccount..............................      12,272.89           1,634.33       13,907.22      $239.12
                                                                                               ==========      =======
  Bond Subaccount......................................       1,099.98           2,145.77        3,245.75      $281.21
                                                                                               ==========      =======
  Managed Subaccount...................................         517.97             665.31        1,183.28      $363.65
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................       3,717.99           1,006.18        4,724.17      $345.36
                                                                                               ==========      =======
  International Subaccount.............................       4,487.42           1,562.17        6,049.59      $306.38
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --             875.15          875.15      $234.38
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --             891.39          891.39      $197.14
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --           1,234.37        1,234.37      $195.15
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --           1,322.63        1,322.63      $164.28
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      13,392.54           6,855.26       20,247.80      $423.84
                                                                                               ==========      =======
  Growth Subaccount....................................      13,580.86           5,940.65       19,521.51      $531.49
                                                                                               ==========      =======
  High Income Subaccount...............................       2,752.44           1,559.78        4,312.22      $298.80
                                                                                               ==========      =======
  Overseas Subaccount..................................       5,468.98           3,795.93        9,264.91      $317.69
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       3,607.06           2,183.00        5,790.06      $365.14
                                                                                               ==========      =======
  Index 500 Subaccount.................................      10,713.65           8,816.78       19,530.43      $545.00
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       1,202.38           1,715.14        2,917.52      $276.19
                                                                                               ==========      =======
  Contrafund Subaccount................................       6,864.83           5,969.27       12,834.10      $356.57
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,357.75             894.43        2,252.18      $248.55
                                                                                               ==========      =======
  Partners Subaccount..................................             --           1,019.04        1,019.04      $186.43
                                                                                               ==========      =======
  Growth Subaccount....................................       2,932.12             876.57        3,808.69      $414.29
                                                                                               ==========      =======
  Balanced Subaccount..................................       1,018.87             178.05        1,196.92      $342.30
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,027.42           1,353.42        2,380.84      $268.34
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         841.97             298.82        1,140.79      $190.80
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       3,137.72           3,102.99        6,240.71      $131.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --             299.20          299.20      $171.15
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       6,357.32           4,330.11       10,687.43      $235.93
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................       2,348.45             321.10        2,669.55      $236.35
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,237.25              192.24       1,429.49      $469.52
                                                                                               ==========      =======
  Money Market Subaccount..............................       6,197.36           (3,796.93)      2,400.43      $262.85
                                                                                               ==========      =======
  Bond Subaccount......................................       1,447.22             (168.66)      1,278.56      $294.19
                                                                                               ==========      =======
  Managed Subaccount...................................         784.36              (82.08)        702.28      $393.56
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................         762.66              224.28         986.94      $546.90
                                                                                               ==========      =======
  International Subaccount.............................       1,484.77              315.42       1,800.19      $380.17
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         725.16              345.35       1,070.51      $235.36
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         279.75              134.25         414.00      $200.97
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................         175.29              562.55         737.84      $292.04
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................         727.97               (1.81)        726.16      $180.27
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................       5,190.85              648.46       5,839.31      $588.60
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       3,028.98             (297.56)      2,731.42      $482.32
                                                                                               ==========      =======
  Growth Subaccount....................................       2,608.38              864.87       3,473.25      $641.88
                                                                                               ==========      =======
  High Income Subaccount...............................       2,037.63              (72.15)      1,965.48      $247.31
                                                                                               ==========      =======
  Overseas Subaccount..................................       2,189.68            1,047.09       3,236.77      $361.81
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         596.73              102.91         699.64      $384.68
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,029.75              196.90       2,226.65      $300.03
                                                                                               ==========      =======
  Contrafund Subaccount................................       3,404.20              833.85       4,238.05      $408.38
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,288.91              164.27       1,453.18      $265.87
                                                                                               ==========      =======
  Partners Subaccount..................................       2,318.28              101.25       2,419.53      $198.98
                                                                                               ==========      =======
  Growth Subaccount....................................             --                  --             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                  --             --           --
                                                                                               ==========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         109.53               (7.56)        101.97      $248.74
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         424.66               17.61         442.27      $253.89
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........         693.04              138.03         831.07      $150.79
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............         101.59              (38.78)         62.81      $196.52
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,586.35            1,037.14       4,623.49      $243.17
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                  --             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --              387.45         387.45      $167.54
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --               18.94          18.94      $198.73
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................          783.26             453.99       1,237.25      $430.72
                                                                                               ===========     =======
  Money Market Subaccount..............................        4,417.77           1,779.59       6,197.36      $249.25
                                                                                               ===========     =======
  Bond Subaccount......................................        1,276.11             171.11       1,447.22      $270.12
                                                                                               ===========     =======
  Managed Subaccount...................................          473.43             310.93         784.36      $364.01
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          466.71             295.95         762.66      $397.88
                                                                                               ===========     =======
  International Subaccount.............................          698.06             786.71       1,484.77      $393.68
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................           63.90             661.26         725.16      $292.28
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................          187.54              92.21         279.75      $198.77
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................           69.19             106.10         175.29      $372.54
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................          257.34             470.63         727.97      $150.09
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        2,393.63             635.35       3,028.98      $447.75
                                                                                               ===========     =======
  Growth Subaccount....................................        1,703.62             904.76       2,608.38      $725.74
                                                                                               ===========     =======
  High Income Subaccount...............................        1,744.55             293.08       2,037.63      $321.07
                                                                                               ===========     =======
  Overseas Subaccount..................................        1,430.67             759.01       2,189.68      $450.18
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................          377.08             219.65         596.73      $403.01
                                                                                               ===========     =======
  Index 500 Subaccount.................................        3,064.65           2,126.20       5,190.85      $652.53
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.16             642.59       2,029.75      $271.52
                                                                                               ===========     =======
  Contrafund Subaccount................................        2,427.94             976.26       3,404.20      $440.18
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,072.80             216.11       1,288.91      $250.59
                                                                                               ===========     =======
  Partners Subaccount..................................          165.11           2,153.17       2,318.28      $198.87
                                                                                               ===========     =======
  Growth Subaccount....................................          916.33            (916.33)            --           --
                                                                                               ===========     =======
  Balanced Subaccount..................................          343.56            (343.56)            --           --
                                                                                               ===========     =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           67.22              42.31         109.53      $245.75
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          377.33              47.33         424.66      $229.36
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........          454.13             238.91         693.04      $261.06
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............            4.29              97.30         101.59      $166.62
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        2,552.61           1,033.74       3,586.35      $336.18
                                                                                               ===========     =======
American Century Fund:
  American Century Subaccount..........................          505.36            (505.36)            --           --
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --                 --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --                 --             --           --
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         545.52             237.74          783.26      $420.96
                                                                                               ==========      =======
  Money Market Subaccount..............................       3,872.43             545.34        4,417.77      $239.12
                                                                                               ==========      =======
  Bond Subaccount......................................       1,026.59             249.52        1,276.11      $281.21
                                                                                               ==========      =======
  Managed Subaccount...................................         466.19               7.24          473.43      $363.65
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................          97.10             369.61          466.71      $345.36
                                                                                               ==========      =======
  International Subaccount.............................         156.69             541.37          698.06      $306.38
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --              63.90           63.90      $234.38
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --             187.54          187.54      $197.14
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --              69.19           69.19      $195.15
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --             257.34          257.34      $164.28
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       1,006.74           1,386.89        2,393.63      $423.84
                                                                                               ==========      =======
  Growth Subaccount....................................         771.76             931.86        1,703.62      $531.49
                                                                                               ==========      =======
  High Income Subaccount...............................       1,123.20             621.35        1,744.55      $298.80
                                                                                               ==========      =======
  Overseas Subaccount..................................         877.59             553.08        1,430.67      $317.69
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         201.03             176.05          377.08      $365.14
                                                                                               ==========      =======
  Index 500 Subaccount.................................         708.22           2,356.43        3,064.65      $545.00
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       1,234.03             153.13        1,387.16      $276.19
                                                                                               ==========      =======
  Contrafund Subaccount................................         713.59           1,714.35        2,427.94      $356.57
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         719.24             353.56        1,072.80      $248.55
                                                                                               ==========      =======
  Partners Subaccount..................................             --             165.11          165.11      $186.43
                                                                                               ==========      =======
  Growth Subaccount....................................         313.66             602.67          916.33      $414.29
                                                                                               ==========      =======
  Balanced Subaccount..................................          37.41             306.15          343.56      $342.30
                                                                                               ==========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................          34.01              33.21           67.22      $268.34
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         335.53              41.80          377.33      $190.80
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........          76.65             377.48          454.13      $131.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --               4.29            4.29      $171.15
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         630.80           1,921.81        2,552.61      $235.93
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................          63.79             441.57          505.36      $236.35
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................        1,670.22           1,638.60       3,308.82      $295.27
                                                                                               ===========     =======
  Money Market Subaccount..............................       10,838.23           1,135.06      11,973.29      $145.42
                                                                                               ===========     =======
  Bond Subaccount......................................          325.93             208.67         534.60      $177.07
                                                                                               ===========     =======
  Managed Subaccount...................................          105.51             335.49         441.00      $250.75
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          274.32           1,320.22       1,594.54      $348.44
                                                                                               ===========     =======
  International Subaccount.............................          456.09             973.09       1,429.18      $220.92
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................        2,399.75           3,428.43       5,828.18      $117.37
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................        1,496.99           2,313.86       3,810.85      $100.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................        1,572.90           4,645.56       6,218.46      $145.63
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................        1,697.26           2,063.36       3,760.62      $ 89.89
                                                                                               ===========     =======
  Equity 500 Index Subaccount**........................        7,052.43          10,873.95      17,926.38      $314.36
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        4,391.66           4,874.83       9,266.49      $270.08
                                                                                               ===========     =======
  Growth Subaccount....................................        4,671.29          10,318.50      14,989.79      $330.94
                                                                                               ===========     =======
  High Income Subaccount...............................          979.93             955.09       1,935.02      $123.26
                                                                                               ===========     =======
  Overseas Subaccount..................................        4,097.91           7,613.40      11,711.31      $165.29
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................        2,105.17           6,232.65       8,337.82      $194.13
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.39           2,343.17       3,730.56      $150.45
                                                                                               ===========     =======
  Contrafund Subaccount................................        7,750.33          11,861.15      19,611.48      $203.24
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,041.01             128.14       1,169.15      $134.73
                                                                                               ===========     =======
  Partners Subaccount..................................        1,521.09             116.44       1,637.53      $ 99.22
                                                                                               ===========     =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           73.25              54.54         127.79      $126.79
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          681.43             327.04       1,008.47      $116.20
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........        2,249.69           6,742.37       8,992.06      $ 75.04
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............          425.33           1,093.01       1,518.34      $ 98.00
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        3,200.32           8,427.65      11,627.97      $121.02
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --           1,696.07       1,696.07      $ 83.71
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --             690.72         690.72      $ 99.30
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                1,670.22       1,670.22      $271.14
                                                                                               ===========     =======
  Money Market Subaccount..............................         --               10,838.23      10,838.23      $138.03
                                                                                               ===========     =======
  Bond Subaccount......................................         --                  325.93         325.93      $162.75
                                                                                               ===========     =======
  Managed Subaccount...................................         --                  105.51         105.51      $232.16
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................         --                  274.32         274.32      $253.74
                                                                                               ===========     =======
  International Subaccount.............................         --                  456.09         456.09      $229.00
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................         --                2,399.75       2,399.75      $145.90
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................         --                1,496.99       1,496.99      $ 99.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................         --                1,572.90       1,572.90      $185.96
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................         --                1,697.26       1,697.26      $ 74.92
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --                4,391.66       4,391.66      $250.97
                                                                                               ===========     =======
  Growth Subaccount....................................         --                4,671.29       4,671.29      $374.55
                                                                                               ===========     =======
  High Income Subaccount...............................         --                  979.93         979.93      $160.18
                                                                                               ===========     =======
  Overseas Subaccount..................................         --                4,097.91       4,097.91      $205.87
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                2,105.17       2,105.17      $203.59
                                                                                               ===========     =======
  Index 500 Subaccount.................................         --                7,052.43       7,052.43      $348.85
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................         --                1,387.39       1,387.39      $136.28
                                                                                               ===========     =======
  Contrafund Subaccount................................         --                7,750.33       7,750.33      $219.28
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                1,041.01       1,041.01      $127.12
                                                                                               ===========     =======
  Partners Subaccount..................................         --                1,521.09       1,521.09      $ 99.27
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   73.25          73.25      $125.38
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                  681.43         681.43      $105.08
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                2,249.69       2,249.69      $130.05
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............         --                  425.33         425.33      $ 83.17
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                3,200.32       3,200.32      $167.47
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                      --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         --                      --             --           --
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         8.48               46.91           55.39       $295.27
                                                                                                ========       =======
  Money Market Subaccount..............................       306.46              730.26        1,036.72       $145.42
                                                                                                ========       =======
  Bond Subaccount......................................           --               11.55           11.55       $177.07
                                                                                                ========       =======
  Managed Subaccount...................................           --               15.28           15.28       $250.75
                                                                                                ========       =======
  Aggressive Growth Subaccount.........................           --               50.04           50.04       $348.44
                                                                                                ========       =======
  International Subaccount.............................           --               54.88           54.88       $220.92
                                                                                                ========       =======
  All Pro Large Cap Growth Subaccount..................        12.95              117.75          130.70       $117.37
                                                                                                ========       =======
  All Pro Large Cap Value Subaccount...................        28.56               23.87           52.43       $100.22
                                                                                                ========       =======
  All Pro Small Cap Growth Subaccount..................         8.13              141.98          150.11       $145.63
                                                                                                ========       =======
  All Pro Small Cap Value Subaccount...................        20.17               77.10           97.27       $ 89.89
                                                                                                ========       =======
  Equity 500 Index Subaccount**........................       547.58              799.30        1,346.88       $314.36
                                                                                                ========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       153.97              398.76          552.73       $270.08
                                                                                                ========       =======
  Growth Subaccount....................................       204.10            2,834.35        3,038.45       $330.94
                                                                                                ========       =======
  High Income Subaccount...............................           --              154.55          154.55       $123.26
                                                                                                ========       =======
  Overseas Subaccount..................................         9.18              445.78          454.96       $165.29
                                                                                                ========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................           --               38.53           38.53       $194.13
                                                                                                ========       =======
  Investment Grade Bond Subaccount.....................           --               42.71           42.71       $150.45
                                                                                                ========       =======
  Contrafund Subaccount................................         7.35              587.31          594.66       $203.24
                                                                                                ========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         7.43                4.49           11.92       $134.73
                                                                                                ========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           --                8.53            8.53       $126.79
                                                                                                ========       =======
  Van Eck Worldwide Hard Assets Subaccount.............         8.99               38.91           47.90       $116.20
                                                                                                ========       =======
  Van Eck Worldwide Emerging Markets Subaccount........           --              132.58          132.58       $ 75.04
                                                                                                ========       =======
  Van Eck Worldwide Real Estate Subaccount.............        18.17               (5.88)          12.29       $ 98.00
                                                                                                ========       =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......           --            1,374.52        1,374.52       $121.02
                                                                                                ========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................           --            3,796.47        3,796.47       $ 83.71
                                                                                                ========       =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                 8.48            8.48        $271.14
                                                                                                 ======        =======
  Money Market Subaccount..............................         --               306.46          306.46        $138.03
                                                                                                 ======        =======
  Bond Subaccount......................................         --                   --              --             --
                                                                                                 ======        =======
  Managed Subaccount...................................         --                   --              --             --
                                                                                                 ======        =======
  Aggressive Growth Subaccount.........................         --                   --              --             --
                                                                                                 ======        =======
  International Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  All Pro Large Cap Growth Subaccount..................         --                12.95           12.95        $145.90
                                                                                                 ======        =======
  All Pro Large Cap Value Subaccount...................         --                28.56           28.56        $ 99.22
                                                                                                 ======        =======
  All Pro Small Cap Growth Subaccount..................         --                 8.13            8.13        $185.96
                                                                                                 ======        =======
  All Pro Small Cap Value Subaccount...................         --                20.17           20.17        $ 74.92
                                                                                                 ======        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --               153.97          153.97        $250.97
                                                                                                 ======        =======
  Growth Subaccount....................................         --               204.10          204.10        $374.55
                                                                                                 ======        =======
  High Income Subaccount...............................         --                   --              --             --
                                                                                                 ======        =======
  Overseas Subaccount..................................         --                 9.18            9.18        $205.87
                                                                                                 ======        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  Index 500 Subaccount.................................         --               547.58          547.58        $348.85
                                                                                                 ======        =======
  Investment Grade Bond Subaccount.....................         --                   --              --             --
                                                                                                 ======        =======
  Contrafund Subaccount................................         --                 7.35            7.35        $219.28
                                                                                                 ======        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                 7.43            7.43        $127.12
                                                                                                 ======        =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                 8.99            8.99        $105.08
                                                                                                 ======        =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Real Estate Subaccount.............         --                18.17           18.17        $ 83.17
                                                                                                 ======        =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                   --              --             --
                                                                                                 ======        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                   --              --             --
                                                                                                 ======        =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

PLACA makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by PLACA. The charge is deducted at an annual rate of 0.65% - 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

The Separate Account is also charged monthly by PLACA for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first twelve transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 2, 2001

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2000          1999
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 2000-$308,364;
      1999-$320,293)........................................  $  297,484    $  304,681
     Held to maturity, at amortized cost (market:
      2000-$30,979; 1999-$41,906)...........................      30,977        42,263
  Equity securities, at market (cost: 2000-$181;
     1999-$232).............................................         377           400
  Mortgage loans............................................      60,208        58,179
  Real estate...............................................       1,549         1,794
  Policy loans..............................................      14,505        11,168
  Other invested assets.....................................       3,971         2,041
                                                              ----------    ----------
       Total investments....................................     409,071       420,526
                                                              ----------    ----------
Cash and cash equivalents...................................       4,033         6,010
Premiums due................................................         320            --
Investment income due and accrued...........................       6,876         6,868
Deferred policy acquisition costs...........................     139,063       133,347
Reinsurance recoverable.....................................       5,025         3,515
Separate account assets.....................................   1,107,659     1,127,941
Other assets................................................       2,753         1,179
                                                              ----------    ----------
       Total assets.........................................  $1,674,800    $1,699,386
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  467,015    $  482,673
  Other policy obligations..................................       1,913         1,744
                                                              ----------    ----------
       Total policy liabilities.............................     468,928       484,417
                                                              ----------    ----------
Payable to parent...........................................         415           917
Federal income taxes payable:
  Current...................................................       1,310         2,676
  Deferred..................................................       2,065         1,246
Separate account liabilities................................   1,104,089     1,124,803
Other liabilities...........................................       5,700         5,191
                                                              ----------    ----------
       Total liabilities....................................   1,582,507     1,619,250
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      49,165        44,165
  Retained earnings.........................................      44,126        37,306
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,498)       (3,835)
                                                              ----------    ----------
       Total equity.........................................      92,293        80,136
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,674,800    $1,699,386
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               2000       1999       1998
                                                              -------    -------    -------
REVENUES
Policy and contract charges.................................  $30,273    $29,386    $18,239
Premiums....................................................   22,283     18,031     13,269
Net investment income.......................................   30,541     34,876     35,262
Other income................................................    4,184      2,927      2,705
Net realized (losses) gains on investments..................   (1,457)    (1,887)     2,010
                                                              -------    -------    -------
  Total revenues............................................   85,824     83,333     71,485
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   14,722     13,435     13,884
Change in future policyholder benefits......................   31,110     32,415     24,791
Commissions and operating expenses..........................   30,239     22,736     19,859
Policyholder dividends......................................    1,161      1,090        958
                                                              -------    -------    -------
  Total benefits and expenses...............................   77,232     69,676     59,492
                                                              -------    -------    -------
     Income before income taxes.............................    8,592     13,657     11,993
Income tax expense:
  Current...................................................    1,135      2,645      3,776
  Deferred..................................................      637      2,052        436
                                                              -------    -------    -------
     Total income tax expense...............................    1,772      4,697      4,212
                                                              -------    -------    -------
       Net Income...........................................  $ 6,820    $ 8,960    $ 7,781
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1998..........  2,500    $2,500     $44,165     $20,565       $ 2,859       $70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    2,500       44,165      37,306        (3,835)       80,136
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       6,820            --         6,820
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --           337           337
                                                                                                  -------
  Total comprehensive income........                                                                7,157
  Capital contribution from
     parent.........................     --       --        5,000          --            --         5,000
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 2000........  2,500    $2,500     $49,165     $44,126       $(3,498)      $92,293
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2000        1999        1998
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   6,820   $   8,960   $   7,781
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     23,279      24,461      21,927
  Amortization of deferred policy acquisition costs.........     24,379      16,426      14,804
  Capitalization of deferred policy acquisition costs.......    (34,336)    (31,369)    (35,985)
  Deferred Federal income taxes.............................        637       2,052         436
  Net realized losses (gains) on investments................      1,457       1,887      (2,010)
  Change in reinsurance recoverable.........................     (1,510)       (461)     71,620
  Change in policy liabilities..............................      8,781        (894)    (77,582)
  Other, net................................................     (1,029)     (3,498)     (4,004)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     28,478      17,564      (3,013)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,576      27,312      22,472
  Equity securities.........................................        113         652         370
  Real estate...............................................        489          --       5,324
  Other invested assets.....................................        303         566         248
Proceeds from maturities of investments:
  Held to maturity securities...............................     14,653      13,801      10,128
  Available for sale securities.............................     35,151      58,546      56,894
  Mortgage loans............................................      6,369       8,631       4,436
Purchases of investments:
  Held to maturity securities...............................     (3,290)     (1,080)     (2,000)
  Available for sale securities.............................    (54,214)    (53,496)   (119,639)
  Equity securities.........................................         (5)         --        (207)
  Mortgage loans............................................     (9,125)     (8,825)    (17,166)
  Real estate...............................................         (6)        (65)       (195)
  Other invested assets.....................................     (2,233)     (2,507)         --
Contributions of separate account seed money................       (350)         --        (330)
Withdrawals of separate account seed money..................         --          --         265
Policy loans, net...........................................     (3,337)     (2,714)     (1,729)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     12,094      40,821     (41,129)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    204,658     212,196     302,071
Variable universal life and investment product withdrawals
  and fees..................................................   (252,207)   (270,152)   (252,348)
Capital contribution from parent............................      5,000          --          --
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (42,549)    (57,956)     49,723
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     (1,977)        429       5,581
Cash and cash equivalents, beginning of year................      6,010       5,581          --
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   4,033   $   6,010   $   5,581
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   2,500   $   6,246   $   1,434
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $     653   $   1,245   $     500
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 74% of the Company's sales for the year ended December 31, 2000. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net income was $603, $886 and $1,702 for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory surplus was $43,372 and $44,161 as of December 31, 2000 and 1999, respectively.

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

Equity securities are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 at both December 31, 2000 and 1999.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

Other invested assets consist of limited partnerships carried at the lower of cost or market value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company has reviewed the provisions of SFAS No. 133 and has determined that its impact on the financial statements will not be material.

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

  Variable Life Insurance and Investment-Type Products

Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance Products

Premiums for individual life policies are recognized when due.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life Insurance and Investment-Type Products

Revenues for variable life insurance and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited interest at rates which ranged from 4.0% to 7.9% in 2000.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 7.9% for 2000, 8.0% for 1999 and 8.25% for 1998.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2000 and 1999:

                                       DECEMBER 31, 2000           DECEMBER 31, 1999
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $297,484      $297,484      $304,681      $304,681
  Held to maturity................     $30,979       $30,977       $41,906       $42,263
Equity securities.................        $377          $377          $400          $400
Mortgage loans....................     $62,074       $60,208       $57,261       $58,179
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,528        $7,556        $7,407        $7,428
Individual annuities..............  $1,296,374    $1,327,701    $1,346,732    $1,384,023

The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2000 and 1999 are as follows:

                                                                  DECEMBER 31, 2000
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,696       $   65       $     1      $  1,760
Obligations of states and political
  subdivisions..................................     1,197           32             7         1,222
Corporate securities............................   286,694        2,580        13,695       275,579
Mortgage-backed securities......................    18,777          316           170        18,923
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   308,364        2,993        13,873       297,484
Equity securities...............................       181          234            38           377
                                                  --------       ------       -------      --------
  Total.........................................  $308,545       $3,227       $13,911      $297,861
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,136        $463          $ --        $ 4,599
Corporate securities.............................    25,687         326           840         25,173
Mortgage-backed securities.......................     1,154          53            --          1,207
                                                    -------        ----          ----        -------
  Total..........................................   $30,977        $842          $840        $30,979
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 20,135      $ 20,163
Due after one year through five years.......................   144,185       141,649
Due after five years through ten years......................    84,306        79,805
Due after ten years.........................................    59,738        55,867
                                                              --------      --------
  Total.....................................................  $308,364      $297,484
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
HELD TO MATURITY                                                COST       FAIR VALUE
----------------                                              ---------    ----------
Due in one year or less.....................................   $   300      $   302
Due after one year through five years.......................    18,198       17,728
Due after five years through ten years......................     9,731       10,140
Due after ten years.........................................     2,748        2,809
                                                               -------      -------
  Total.....................................................   $30,977      $30,979
                                                               =======      =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows:

                                                          2000       1999       1998
                                                         -------    -------    ------
Fixed maturities.......................................  $(1,099)   $(1,506)   $ (292)
Equity securities......................................       57       (393)     (273)
Mortgage loans.........................................       --         --      (194)
Real estate............................................     (415)        --     2,735
Other invested assets..................................       --         12        34
                                                         -------    -------    ------
                                                         $(1,457)   $(1,887)   $2,010
                                                         =======    =======    ======

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2000 and 1999 is summarized as follows:

                                                                2000        1999
                                                              --------    --------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(10,684)   $(15,444)
     Amortization of deferred policy acquisition costs......     5,304       9,545
     Deferred Federal income taxes..........................     1,882       2,064
                                                              --------    --------
Net unrealized (depreciation) appreciation..................  $ (3,498)   $ (3,835)
                                                              ========    ========

Net investment income, by type of investment, is as follows for the years ending December 31, 2000, 1999 and 1998:

                                                         2000       1999       1998
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $22,586    $25,413    $25,294
  Held to maturity....................................    2,880      4,126      4,686
Equity securities.....................................        7          2         66
Mortgage loans........................................    4,842      5,099      4,485
Real estate...........................................      300        183        523
Policy loans..........................................      606        427        299
Cash and cash equivalents.............................      455        255        431
Other, net............................................      216        119        781
                                                        -------    -------    -------
                                                         31,892     35,624     36,565
Less investment expenses..............................   (1,351)      (748)    (1,303)
                                                        -------    -------    -------
Net investment income.................................  $30,541    $34,876    $35,262
                                                        =======    =======    =======

4.  MORTGAGE LOANS

There were no impaired loans as of December 31, 2000 and 1999.

A reconciliation of the reserve balance, which represents general reserves, for mortgage loans for 2000 and 1999 is as follows:

                                                              2000     1999
                                                              ----    ------
Balance at January 1........................................  $740    $1,064
Provision, net of recoveries................................    --      (324)
Releases due to foreclosures................................    --        --
                                                              ----    ------
Balance at December 31......................................  $740    $  740
                                                              ====    ======

The average recorded investment in impaired loans was $0 and $1,418 during 2000 and 1999, respectively. Interest income recognized on impaired loans during 2000, 1999 and 1998 was $0, $124 and $237, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate totaled $1,549 and $1,794 as of December 31, 2000 and 1999, respectively. Depreciation expense was $0, $0 and $116 for the years ended December 31, 2000, 1999 and 1998, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2000, 1999 and 1998 is as follows:

                                                       2000        1999        1998
                                                     --------    --------    --------
Balance at January 1,..............................  $133,347    $104,913    $ 83,291
Expenses deferred..................................    34,336      31,369      35,985
Amortization of DAC................................   (24,379)    (16,426)    (14,804)
Effect on DAC from unrealized (gains) losses.......    (4,241)     13,491         441
                                                     --------    --------    --------
Balance at December 31,............................  $139,063    $133,347    $104,913
                                                     ========    ========    ========

7.  FEDERAL INCOME TAXES

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2000       1999      1998
                                                          -------    ------    ------
Federal income tax at statutory rate....................  $ 3,007    $4,780    $4,198
  Current year equity tax...............................      528       817       664
  True down of prior years' equity tax..................     (664)     (900)     (650)
  Other.................................................   (1,099)       --        --
                                                          -------    ------    ------
Provision for Federal income tax from operations........  $ 1,772    $4,697    $4,212
                                                          =======    ======    ======

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2000 and 1999:

                                                               2000       1999
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,254    $36,685
                                                              -------    -------
  Total deferred tax liability..............................   39,254     36,685
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   33,466     32,505
Invested assets.............................................    1,484        422
Policyholder dividends......................................      218        203
Net unrealized loss on available for sale securities........    1,883      2,065
Other.......................................................      138        244
                                                              -------    -------
  Total deferred tax asset..................................   37,189     35,439
                                                              -------    -------
Net deferred tax liability..................................  $ 2,065    $ 1,246
                                                              =======    =======

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 2000:
Life insurance in force.....................  $4,019,597    $3,106,563     $18,600      $931,634
                                              ==========    ==========     =======      ========
Premiums....................................  $   23,230    $    1,027     $    80      $ 22,283
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  467,015    $    5,025     $ 1,549      $463,539
                                              ==========    ==========     =======      ========
DECEMBER 31, 1999:
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========

On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 2000 and 1999. Deposits ceded during 2000 and 1999 were $2,314 and $2,627, respectively.

Approximately $1,943,283 and $1,668,604 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 2000 and 1999, respectively. Premiums and deposits ceded were $1,532 and $4,146 during 2000 and 1999, respectively. Reinsurance recoverables at December 31, 2000 and 1999 were $113 and $132, respectively.

9.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $16,848, $15,941 and $16,581 for 2000, 1999 and 1998, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 2000 and 1999 approximated $67,028 and $73,957, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

At December 31, 2000, the Company had outstanding mortgage loan and limited partnership commitments of approximately $4,701. The mortgage loan commitments, which expire through February 2001, totaled $3,000 and were issued during 2000 at interest rates consistent with rates applicable on December 31, 2000. As a result, the fair value of these commitments approximates the face amount.

Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 2000 and 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 2000 and 1999.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 2000 or 1999.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2000 and 1999, approximately $31,305 and $34,449, respectively, in debt security investments (12.7% and 9.5%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2000 of $1,037 were non-income producing for the year ended December 31, 2000.

The Company had debt security investments in the financial services industry at both December 31, 2000 and 1999 that exceeded 5% of total assets.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

At December 31, 2000, there was one delinquent mortgage loan (i.e., a loan where payments on principal and/or interest are over 90 days past due) in the amount of $396. There were no delinquent loans as of December 31, 1999.

The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                       BEFORE         TAX         NET OF
                                                        TAX        (EXPENSE)       TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 2000
  Unrealized (depreciation) appreciation on
     securities....................................   $   (938)     $  328       $  (610)
  Less: reclassification adjustment for losses
     realized in net income........................      1,457        (510)          947
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $    519      $ (182)      $   337
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1999:
  Unrealized appreciation (depreciation) on
     securities....................................   $(11,256)     $3,939       $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887        (660)        1,227
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $3,279       $(6,090)
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $ (378)      $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)        703        (1,307)
                                                      --------      ------       -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $   (929)     $  325       $  (604)
                                                      ========      ======       =======

                                    PART II
                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Article VIII of PLACA's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REASONABLENESS REPRESENTATION

Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.


        The Prospectus consisting of 178 pages. (Incorporated by reference.)


        The undertaking to file reports.

        Rule 484 undertaking.

        Reasonableness Representation.

        The signatures.

The following exhibits:


1.A.1.a.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account(4)
1.A.1.b.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing additional
              Subaccounts of the Providentmutual Variable Life Separate
              Account(4)
1.A.1.c.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing additional
              Subaccounts of the Providentmutual Variable Life Separate
              Account(6)
1.A.2.        None
1.A.3.a.i.    Form of Underwriting Agreement among Providentmutual Life
              and Annuity Company of America, PML Securities, Inc. and
              Providentmutual Variable Life Separate Account(4)
1.A.3.b.i.    Personal Producing General Agent's Agreement and
              Supplement(4)
1.A.3.b.ii.   Personal Producing Agent's Agreement and Supplement(4)
1.A.3.b.iii.  Producing General Agent's Agreement and Supplement(4)
1.A.3.c.iv.   Form of Selling Agreement between PML Securities, Inc. and
              Broker/Dealers(4)
1.A.4.        Inapplicable
1.A.5.        Individual Flexible Premium Adjustable Variable Life
              Insurance Policy (Form VL201)(5)
1.A.5.a.      Convertible Term Life Rider (PLC308)(4)
1.A.5.b.      Additional Insurance Benefit Rider (R2308)(5)
1.A.5.c.      Guaranteed Minimum Death Benefit Rider (PLC320)(4)
1.A.5.d.      Children's Term Rider (PLC306)(5)
1.A.5.e.      Extension of Final Policy Date Rider (PLC822)(4)
1.A.5.f.      Change of Insured Rider (PLC905)(4)
1.A.5.g.      Disability Waiver Benefit Rider (R2901)(5)
1.A.5.h.      Disability Waiver of Premium Benefit Rider (PLC903)(5)
1.A.5.i.      Qualify as Section 403(b) Rider (PLC827)(2)
1.A.5.j.      Accelerated Death Benefit Rider (PLC/0904)(1)
1.A.5.k.      Long Term Care Acceleration Benefit Rider (R2100)(7)
1.A.5.l.      Long Term Care Extended Insurance Benefit Rider (R2102)(7)
1.A.5.m.      Long Term Care Waiver Benefit Rider (R2101)(7)
1.A.5.n.      Supplemental Application for Long Term Care Benefits (A62
              4.01)(7)


1.A.5.o.      Accelerated Death Benefit Rider (R2904)(7)
1.A.6.a.      Charter of Providentmutual Life and Annuity Company of
              America(1)
1.A.6.b.      By-Laws of Providentmutual Life and Annuity Company of
              America(1)
1.A.7.        Inapplicable
1.A.8.        Inapplicable
1.A.9.        Inapplicable
1.A.10.       Form of Application(6)
1.A.10.a.     Supplemental Application for Flexible Premium(3)
1.A.10.b.     Initial Allocation Selection(3)
2.            See Exhibits 1.A
3.A.          Opinion and Consent of James Bernstein, Esquire
3.B.          Consent of James Bernstein, Esquire
4.            Inapplicable
5.            Inapplicable
6.A.          Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.          Consent of Scott V. Carney, FSA, MAAA
7.A.          Consent of Sutherland Asbill & Brennan LLP
7.B.          Consent of PricewaterhouseCoopers LLP
8.            Description of Providentmutual Life and Annuity Company of
              America's Issuance, Transfer and Redemption Procedures for
              Policies(6)
9.            Powers of Attorney(7)
10.A.         Participation Agreement among Market, Street Fund, Inc.,
              Providentmutual Life and Annuity Company of America and PML
              Securities, Inc.(1)
10.B.         Participation Agreement among Variable Insurance Products
              Fund, Fidelity Corporation and Providentmutual Life and
              Annuity Company of America(2)
10.C.         Participation Agreement among Variable Insurance Products
              Fund II, Fidelity Corporation and Providentmutual Life and
              Annuity Company of America(2)
10.D.         Form of Fund Participation Agreement among Neuberger &
              Berman Advisers Managers Trust and Providentmutual Life and
              Annuity Company of America(1)
10.E.         Participation Agreement between Van Eck Investment Trust and
              Providentmutual Life and Annuity Company of America(1)
10.F.         Participation Agreement among The Alger American Fund,
              Providentmutual Life and Annuity Company of America and Fred
              Alger and Company Incorporated(2)
10.G.         Support Agreement between Provident Mutual Life Insurance
              Company and Providentmutual Life and Annuity Company of
              America.(1)
10.H.         Form of Participation Agreement between Strong Opportunity
              Fund II, Inc., Strong Variable Insurance Funds, Inc. and
              Providentmutual Life and Annuity Company of America(6)
10.I.         Participation Agreement among Market Street Fund,
              Providentmutual Life and Annuity Company of America and 1717
              Capital Management Company(8)
27.           Inapplicable


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

(2) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.

(3) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, File No. 33-83138.

(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

(6) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 24, 2000, File No. 333-67775.


(7)Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on February 8, 2001, (File No. 333-67775).



(8)Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 5, 2001, File No. 333-58310.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Providentmutual Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of New Castle and State of Delaware, on the 9th day of April, 2001.



                                          PROVIDENTMUTUAL VARIABLE LIFE SEPARATE
                                          ACCOUNT (REGISTRANT)



                                          By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                              COMPANY OF AMERICA (DEPOSITOR)



Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
                                                         ------------------------------------------
-----------------------------------------------------        Robert W. Kloss
              James Bernstein                                Chairman of the Board of Directors,
                                                             President, and Chief Executive Officer

                                          PROVIDENTMUTUAL LIFE AND ANNUITY
                                          COMPANY OF AMERICA

                                          (DEPOSITOR)



Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
                                                         ------------------------------------------
-----------------------------------------------------        Robert W. Kloss
              James Bernstein                                Chairman of the Board of Directors,
                                                             President, and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 9, 2001.



                    SIGNATURES                                             TITLE
                    ----------                                             -----
                /s/ ROBERT W. KLOSS                  Chairman of the Board of Directors,
---------------------------------------------------  President, and Chief Executive Officer
                  Robert W. Kloss                    (Principal Executive Officer)

               /s/ MARY LYNN FINELLI                 Vice President and Director (Principal Financial
---------------------------------------------------  Officer)
                 Mary Lynn Finelli

                 /s/ MICHAEL FUNCK                   Financial Reporting Officer (Principal Accounting
---------------------------------------------------  Officer)
                   Michael Funck

                         *                           Vice President and Actuary
---------------------------------------------------
                  Scott V. Carney

                         *                           Director
---------------------------------------------------
                 Mary Lynn Finelli

                    SIGNATURES                                             TITLE
                    ----------                                             -----

                         *                           Director
---------------------------------------------------
                 James D. Kestner

                         *                           Director
---------------------------------------------------
                  Sarah C. Lange

                         *                           Director, Vice President and Actuary
---------------------------------------------------
                  Alan F. Hinkle

                         *                           Director and Vice President
---------------------------------------------------
                  Joan C. Tucker

                         *                           Director
---------------------------------------------------
                   Mehran Assadi

                         *                           Director
---------------------------------------------------
                 Linda M. Springer

                         *                           Treasurer
---------------------------------------------------
                   Rosanne Gatta

             *By: /s/ JAMES BERNSTEIN
   ---------------------------------------------
                  James Bernstein
                 Attorney-In-Fact
           Pursuant to Power of Attorney

                                 EXHIBIT INDEX

EXHIBITS
--------
3.A.        Opinion and Consent of James Bernstein, Esquire
3.B.        Consent of James Bernstein, Esquire
6.A.        Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.        Consent of Scott V. Carney, FSA, MAAA
7.A.        Consent of Sutherland Asbill & Brennan LLP
7.B.        Consent of PricewaterhouseCoopers LLP